================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                  Aston Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                  Aston Funds
                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
               --------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.



Aston Funds
ASTON/MONTAG & CALDWELL GROWTH FUND                               JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Cash & Net Other Assets and
Liabilities                                                                                            5%
Financials                                                                                             1%
Industrials                                                                                            9%
Information Technology                                                                                21%
Energy                                                                                                13%
Consumer Staples                                                                                      21%
Health Care                                                                                           13%
Consumer Discretionary                                                                                17%

% of Total Net Assets


                                                                                               MARKET
SHARES                                                                                         VALUE
------                                                                                     --------------
COMMON STOCKS - 95.05%
                                  CONSUMER DISCRETIONARY - 6.89%
   1,175,900                      Bed Bath & Beyond * ..........................           $   68,778,391
     675,700                      Coach ........................................               43,623,192
   1,659,300                      McDonald's ...................................              143,496,264
     923,300                      NIKE, Class B ................................               83,235,495
   1,555,000                      Omnicom Group ................................               72,960,600
   1,552,600                      TJX ..........................................               85,858,780
   1,535,021                      Walt Disney ..................................               59,282,511
                                                                                           --------------
                                                                                              557,235,233
                                                                                           --------------
                                  CONSUMER STAPLES - 20.94%
   2,277,000                      Coca-Cola ....................................              154,858,770
     650,000                      Colgate-Palmolive ............................               54,847,000
     911,900                      Costco Wholesale .............................               71,356,175
   3,000,000                      Kraft Foods, Class A .........................              103,140,000
   1,768,700                      PepsiCo ......................................              113,267,548
   1,980,000                      Procter & Gamble .............................              121,750,200
   1,830,000                      Walgreen .....................................               71,443,200
                                                                                           --------------
                                                                                              690,662,893
                                                                                           --------------
                                  ENERGY - 12.82%
     565,000                      Apache .......................................               69,901,800
     820,000                      Cameron International * ......................               45,870,800
   1,962,900                      Halliburton ..................................              107,429,517
   1,027,300                      Occidental Petroleum .........................              100,860,314
   1,093,000                      Schlumberger .................................               98,774,410
                                                                                           --------------
                                                                                              422,836,841
                                                                                           --------------
                                  FINANCIALS - 1.39%
   1,135,700                      JPMorgan Chase ...............................               45,939,065
                                                                                           --------------
                                  HEALTH CARE - 12.88%
   2,050,000                      Abbott Laboratories ..........................              105,206,000
   1,463,400                      Allergan .....................................              118,989,054
     859,000                      AmerisourceBergen ............................               32,908,290
     856,100                      Medco Health Solutions * .....................               53,831,568
   2,100,000                      Stryker ......................................              114,114,000
                                                                                           --------------
                                                                                              425,048,912
                                                                                           --------------
                                  INDUSTRIALS - 8.97%
   1,039,500                      Emerson Electric .............................               51,029,055
   1,181,300                      Fluor ........................................               75,047,989
   3,432,700                      General Electric .............................               61,479,657
   1,565,600                      United Parcel Service, Class B ...............              108,370,832
                                                                                           --------------
                                                                                              295,927,533
                                                                                           --------------
                                  INFORMATION TECHNOLOGY - 21.16%
   1,798,900                      Accenture PLC, Class A (Ireland) .............              106,386,946
     400,000                      Apple * ......................................              156,192,000
     240,000                      Google, Class A * ............................              144,885,600
   3,150,000                      Oracle .......................................               96,327,000
   2,350,000                      Qualcomm .....................................              128,733,000
     767,600                      Visa, Class A ................................               65,660,504
                                                                                           --------------
                                                                                              698,185,050
                                                                                           --------------
                                  TOTAL COMMON STOCKS
                                   (Cost $2,711,887,724) .......................            3,135,835,527

INVESTMENT COMPANY - 4.65%
   153,392,675                    BlackRock Liquidity Funds
                                   TempCash Portfolio ..........................              153,392,675
                                                                                           --------------
                                  TOTAL INVESTMENT COMPANY
                                   (Cost $153,392,675) .........................              153,392,675
                                                                                           --------------
TOTAL INVESTMENTS - 99.70%
    (Cost $2,865,280,399)** ....................................................            3,289,228,202
                                                                                           --------------
NET OTHER ASSETS AND LIABILITIES - 0.30% .......................................                9,856,824
                                                                                           --------------
NET ASSETS - 100.00%. ..........................................................           $3,299,085,026
                                                                                           ==============

----------
*       Non-income producing security.

**      At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....   $454,992,404
Gross unrealized depreciation .....    (31,044,601)
                                      ------------
Net unrealized appreciation .......   $423,947,803
                                      ============

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/VEREDUS SELECT GROWTH FUND                                  JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Cash & Net Other Assets and Liabilities                                                              5%
Health Care                                                                                          4%
Materials                                                                                            8%
Information Technology                                                                              26%
Financials                                                                                          10%
Consumer Discretionary                                                                              18%
Industrials                                                                                         13%
Energy                                                                                              16%

% of Total Net Assets

                                                                                              MARKET
SHARES                                                                                         VALUE
------                                                                                      -----------
COMMON STOCKS - 94.75%
                CONSUMER DISCRETIONARY - 7.68%
    29,650      Apollo Group, Class A * ........................................            $ 1,507,109
    75,625      CBS, Class B ...................................................              2,069,856
    50,900      Darden Restaurants .............................................              2,585,720
    71,425      Las Vegas Sands * ..............................................              3,369,831
   100,025      Macy's .........................................................              2,887,722
     5,950      priceline.com * ................................................              3,199,018
   1 3,025      Wynn Resorts ...................................................              2,001,682
                                                                                            -----------
                                                                                             17,620,938
                                                                                            -----------
                ENERGY - 15.49%
    43,400      Baker Hughes ...................................................              3,358,292
    11,350      Cimarex Energy .................................................              1,000,162
    10,725      Concho Resources * .............................................              1,003,645
    47,700      Halliburton ....................................................              2,610,621
    94,375      McDermott International * ......................................              1,903,544
    29,200      Newfield Exploration * .........................................              1,968,664
    10,700      Pioneer Natural Resources ......................................                994,993
    91,350      SandRidge Energy * .............................................              1,052,352
    26,350      Whiting Petroleum * ............................................              1,544,110
                                                                                            -----------
                                                                                             15,436,383
                                                                                            -----------
                FINANCIALS - 9.71%
    50,975      Capital One Financial ..........................................              2,436,605
    73,850      Discover Financial Services ....................................              1,891,298
    88,200      Eaton Vance ....................................................              2,365,524
   134,775      Invesco ........................................................              2,989,309
                                                                                            -----------
                                                                                              9,682,736
                                                                                            -----------
                HEALTH CARE - 4.14%
     5,200      Intuitive Surgical * ...........................................              2,082,860
   106,075      Pfizer .........................................................              2,040,883
                                                                                            -----------
                                                                                              4,123,743
                                                                                            -----------
                INDUSTRIALS - 13.26%
    43,700      Boeing .........................................................              3,079,539
    13,825      Cummins ........................................................              1,449,966
    29,975      FedEx ..........................................................              2,604,228
    31,775      Fluor ..........................................................              2,018,666
    22,250      Goodrich .......................................................              2,116,865
    24,675      Parker Hannifin ................................................              1,949,819
                                                                                            -----------
                                                                                             13,219,083
                                                                                            -----------
                INFORMATION TECHNOLOGY -  6.22%
   112,300      Atmel * ........................................................              1,358,830
    47,275      eBay * .........................................................              1,548,256
   130,100      Electronic Arts * ..............................................              2,894,725
    27,350      F5 Networks * ..................................................              2,556,678
    69,425      Intel ..........................................................              1,550,260
    81,200      Oracle .........................................................              2,483,096
    59,400      Qualcomm .......................................................              3,253,932
    62,950      Rovi * .........................................................              3,334,462
    16,950      Salesforce.com * ...............................................              2,452,835
    31,825      Visa, Class A ..................................................              2,722,311
    19,725      VMware, Class A * ..............................................              1,979,207
                                                                                            -----------
                                                                                             26,134,592
                                                                                            -----------
                MATERIALS - 8.25%
    33,575      Cliffs Natural Resources .......................................              3,015,706
    37,325      Freeport-McMoRan Copper & Gold .................................              1,976,732
    19,475      Molycorp * .....................................................              1,239,194
    16,275      Walter Energy                                                                 1,994,827
                                                                                            -----------
                                                                                              8,226,459
                                                                                            -----------
                TOTAL COMMON STOCKS
                   (Cost $94,465,229) ..........................................             94,443,934
                                                                                            -----------

INVESTMENT COMPANY - 4.59%
4,577,449       BlackRock Liquidity Funds
                  TempCash Portfolio ...........................................              4,577,449
                                                                                            -----------
                TOTAL INVESTMENT COMPANY
                 (Cost $4,577,449) .............................................              4,577,449
                                                                                            -----------
TOTAL INVESTMENTS - 99.34%
(Cost $99,042,678)** ...........................................................             99,021,383
                                                                                            -----------

NET OTHER ASSETS AND LIABILITIES - 0.66% .......................................                661,919
                                                                                            -----------
NET ASSETS - 100.00% ...........................................................            $99,683,302
                                                                                            ===========


----------
*      Non-income producing security.

**     At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..........   $4,097,473
Gross unrealized depreciation ..........   (4,118,768)
                                           -----------
Net unrealized depreciation                $  (21,295)
                                           ===========

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TAMRO DIVERSIFIED EQUITY FUND                                JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Cash & Net Other Assets and Liabilities                                   2%
Utilities                                                                 2%
Purchased Options                                                         1%
Consumer Staples                                                          5%
Industrials                                                              17%
Materials                                                                 7%
Consumer Discretionary                                                   12%
Energy                                                                   14%
Information Technology                                                   13%
Health Care                                                              14%
Financials                                                               13%

% of Total Net Assets

                                                                   MARKET
SHARES                                                              VALUE
-------                                                           ----------
COMMON STOCKS - 97.61%
               CONSUMER DISCRETIONARY - 12.34%
       18,210  CarMax * .....................................     $  582,174
        7,014  DeVry ........................................        435,850
       14,645  Home Depot ...................................        511,550
       16,641  Johnson Controls .............................        614,885
        9,431  Morningstar ..................................        588,117
       31,319  Texas Roadhouse ..............................        517,390
                                                                  ----------
                                                                   3,249,966
                                                                  ----------
               CONSUMER STAPLES - 5.29%
       14,116  Kraft Foods, Class A .........................        485,308
        7,480  McCormick & Co
                 (Non-Voting Shares) ........................        363,902
        7,652  Philip Morris International ..................        544,593
                                                                  ----------
                                                                   1,393,803
                                                                  ----------
               ENERGY - 14.17%
        9,868  Atwood Oceanics * ............................        460,836
        5,750  EOG Resources ................................        586,500
        8,888  Exxon Mobil ..................................        709,173
        8,666  Global Geophysical Services * ................        147,842
        5,167  Occidental Petroleum .........................        507,296
       11,598  Range Resources ..............................        755,726
       12,657  Southwestern Energy * ........................        563,996
                                                                  ----------
                                                                   3,731,369
                                                                  ----------
               FINANCIALS - 13.03%
        8,749  American Express .............................        437,800
        3,749  Franklin Resources ...........................        475,973
        8,194  Iberiabank ...................................        417,648
       11,503  JPMorgan Chase ...............................        465,296
       14,799  MetLife ......................................        609,867
       16,419  Raymond James Financial ......................        521,467
        8,831  T. Rowe Price Group ..........................        501,601
                                                                  ----------
                                                                   3,429,652
                                                                  ----------
               HEALTH CARE - 14.01%
        7,562  Allergan .....................................     $  614,866
        4,927  Amgen * ......................................        269,507
       12,712  Athenahealth * ...............................        747,338
       13,145  Cerner * .....................................        874,011
        9,594  Johnson & Johnson ............................        621,595
       12,008  Teva Pharmaceutical,
                 SP ADR (Israel) ............................        560,053
                                                                  ----------
                                                                   3,687,370
                                                                  ----------
               INDUSTRIALS - 16.97%
       11,058  Advisory Board * .............................        592,045
       12,438  AGCO * .......................................        589,810
        8,044  Boeing .......................................        566,861
       10,787  Cintas .......................................        351,117
       10,429  Corporate Executive Board ....................        423,939
       12,554  Danaher ......................................        616,527
        9,047  Fluor ........................................        574,756
        4,515  Joy Global ...................................        424,049
        3,975  United Technologies ..........................        329,289
                                                                  ----------
                                                                   4,468,393
                                                                  ----------
               INFORMATION TECHNOLOGY - 12.90%
       23,511  Cisco Systems ................................        375,471
       41,515  Dell * .......................................        674,204
        9,847  EMC * ........................................        256,810
        3,103  F5 Networks * ................................        290,068
        1,130  Google, Class A * ............................        682,170
       38,829  Ixia * .......................................        388,290
       13,435  Research In Motion (Canada) * ................        335,875
       40,639  VASCO Data Security International * ..........        393,385
                                                                  ----------
                                                                   3,396,273
                                                                  ----------
               MATERIALS - 7.33%
        8,353  Monsanto .....................................        613,778
        9,493  Mosaic .......................................        671,345
       10,055  Royal Gold ...................................        644,525
                                                                  ----------
                                                                   1,929,648
                                                                  ----------
               UTILITIES - 1.57%
       33,515  AES * ........................................        412,570
                                                                  ----------
               TOTAL COMMON STOCKS
                (Cost $22,749,106) ..........................     25,699,044
                                                                  ----------

NUMBER OF
CONTRACTS
----------
PURCHASED OPTIONS - 0.53%
       42  Boeing - Call Strike @ $70
            Exp 01/12 .......................................            21,966
       29  Boeing - Call Strike @ $80
            Exp 01/13 .......................................            14,790
      439  Cisco - Call Strike @ $20
            Exp 01/13 .......................................            46,095
      351  Dell - Call Strike @ $20
            Exp 01/12 .......................................            14,391
      209  Johnson & Johnson - Call Strike @ $70
            Exp 01/12 .......................................            15,675
       63  Johnson & Johnson - Call Strike @ $70
            Exp 01/13 .......................................            13,986
      123  JPMorgan Chase - Call Strike @ $52.5
            Exp 01/12 .......................................             3,198

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TAMRO DIVERSIFIED EQUITY FUND                               JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

NUNMBER OF                                                            MARKET
CONTRACTS                                                             VALUE
                                                                  ------------
PURCHASED OPTIONS (CONTINUED)
           50  JPMorgan Chase - Call Strike @ $55
               Exp 01/13 ....................................     $     5,900
          111  MetLife - Call Strike @ $55
               Exp 01/12 ....................................           3,108
                                                                  -----------
               TOTAL PURCHASED OPTIONS
               (Cost $270,218) ..............................         139,109
                                                                  -----------

SHARES
------
INVESTMENT COMPANY - 2.52%
      663,908  BlackRock Liquidity Funds
               TempCash Portfolio ...........................         663,908
                                                                  -----------
               TOTAL INVESTMENT COMPANY
               (Cost $663,908) ..............................         663,908
                                                                  -----------
TOTAL INVESTMENTS - 100.66%
(Cost $23,683,232)** ........................................      26,502,061
                                                                  -----------
NET OTHER ASSETS AND LIABILITIES - (0.66)% ..................        (174,114)
                                                                  -----------
NET ASSETS - 100.00% ........................................     $26,327,947
                                                                  ===========

----------
*       Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...............................     $ 3,796,074
Gross unrealized depreciation ...............................        (977,245)
                                                                  ----------
Net unrealized appreciation .................................     $ 2,818,829
                                                                  ===========
SP ADR  Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/HERNDON LARGE CAP VALUE FUND                                 JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Materials                                                                                 6%
Cash & Net Other Assets and Liabilities                                                   3%
Telecommunication Services                                                                2%
Industrials                                                                               8%
Financials                                                                               18%
Consumer Discretionary                                                                   11%
Consumer Staples                                                                         14%
Health Care                                                                              12%
Energy                                                                                   13%
Information Technology                                                                   13%

% of Total Net Assets

                                                                                    MARKET
SHARES                                                                              VALUE
--------                                                                         -----------
COMMON STOCKS - 97.05%
             CONSUMER DISCRETIONARY - 10.55%
     5,061   Best Buy .....................................................      $   139,684
     6,994   Coach ........................................................          451,533
     1,926   Ross Stores ..................................................          145,933
     9,512   TJX ..........................................................          526,014
     5,969   Yum! Brands ..................................................          315,283
                                                                                 -----------
                                                                                   1,578,447
                                                                                 -----------
             CONSUMER STAPLES - 13.96%
    12,917   Altria Group .................................................          339,717
     5,190   Coca-Cola Enterprises ........................................          145,891
     2,853   Colgate-Palmolive ............................................          240,736
     7,592   Herbalife (Cayman) ...........................................          423,026
     4,549   Kellogg ......................................................          253,743
     5,384   PepsiCo ......................................................          344,791
     4,792   Philip Morris International ..................................          341,047
                                                                                 -----------
                                                                                   2,088,951
                                                                                 -----------
             ENERGY - 13.01%
     7,987   Atwood Oceanics * ............................................          372,993
     2,984   Chevron ......................................................          310,396
     3,136   Core Laboratories (Netherlands) ..............................          340,820
     6,541   Exxon Mobil ..................................................          521,906
     5,319   HollyFrontier ................................................          400,999
                                                                                 -----------
                                                                                   1,947,114
                                                                                 -----------
             FINANCIALS - 18.53%
     5,772   Aflac ........................................................          265,858
     5,244   American Capital Agency, REIT ................................          146,412
     7,402   American Express .............................................          370,396
    16,302   Annaly Capital Management, REIT ..............................          273,547
    11,911   Apartment Investment
             & Management, Class A, REIT ..................................          325,170
    76,517   Chimera Investment, REIT .....................................          235,672
    10,629   Eaton Vance ..................................................          285,070
    13,003   Federated Investors, Class B .................................          277,874
     7,126   Lazard, Class A (Bermuda) ....................................          239,434
     9,617   Waddell & Reed Financial, Class A ............................          352,944
                                                                                 -----------
                                                                                   2,772,377
                                                                                 -----------
             HEALTH CARE - 12.07%
     2,980   Abbott Laboratories ..........................................          152,934
     6,529   Eli Lilly ....................................................          250,061
    10,255   Endo Pharmaceuticals Holdings * ..............................          381,999
     7,395   Gilead Sciences * ............................................          313,252
     4,456   Merck ........................................................          152,083
     6,561   Warner Chilcott PLC,
             Class A (Ireland) ............................................          137,912
     4,759   Waters * .....................................................          418,269
                                                                                 -----------
                                                                                   1,806,510
                                                                                 -----------
             INDUSTRIALS - 7.98%
     2,879   3M ...........................................................          250,876
     7,428   Copa Holdings SA,
             Class A (Panama) .............................................          487,351
     1,693   Joy Global ...................................................          159,007
     3,931   Lockheed Martin ..............................................          297,695
                                                                                 -----------
                                                                                   1,194,929
                                                                                 -----------
             INFORMATION TECHNOLOGY - 12.87%
     5,170   Accenture PLC, Class A (Ireland) .............................          305,754
       925   Apple * ......................................................          361,194
    13,975   Corning ......................................................          222,342
     1,841   International Business Machines ..............................          334,786
    14,008   Microsoft ....................................................          383,819
     9,236   Western Digital * ............................................          318,273
                                                                                 -----------
                                                                                   1,926,168
                                                                                 -----------
             MATERIALS - 5.67%
     1,735   CF Industries Holdings .......................................          269,480
     2,965   Cliffs Natural Resources .....................................          266,316
     2,934   Freeport-McMoRan Copper & Gold ...............................          155,385
     6,779   Owens-Illinois * .............................................          157,069
                                                                                 -----------
                                                                                     848,250
                                                                                 -----------
             TELECOMMUNICATION SERVICES - 2.41%
    29,548   Windstream ...................................................          360,781
                                                                                 -----------
             TOTAL COMMON STOCKS
              (Cost $14,717,117) ..........................................       14,523,527
                                                                                 -----------

INVESTMENT COMPANY - 1.42%
   212,704   BlackRock Liquidity Funds
             TempCash Portfolio ...........................................          212,704
                                                                                 -----------
             TOTAL INVESTMENT COMPANY
              (Cost $212,704) .............................................          212,704
                                                                                 -----------
TOTAL INVESTMENTS - 98.47%
(Cost $14,929,821)** ......................................................       14,736,231
                                                                                 -----------
NET OTHER ASSETS AND LIABILITIES - 1.53% ..................................          228,938
                                                                                 -----------
NET ASSETS - 100.00% ......................................................      $14,965,169
                                                                                 ===========

------------------
*      Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............................................       $ 325,089
Gross unrealized depreciation .............................................        (518,679)
                                                                                  ----------
Net unrealized depreciation ...............................................       $(193,590)
                                                                                  ==========

REIT   Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/CORNERSTONE LARGE CAP VALUE FUND
(FORMERLY KNOWN AS ASTON VALUE FUND)                              JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Telecommunication Services                                                             3%
Materials                                                                              2%
Industrials                                                                            3%
Cash & Net Other Assets and Liabilities                                                1%
Consumer Staples                                                                       3%
Information Technology                                                                27%
Energy                                                                                12%
Consumer Discretionary                                                                13%
Health Care                                                                           19%
Financials                                                                            17%

% of Total Net Assets

                                                                               MARKET
SHARES                                                                          VALUE
------                                                                      -------------
COMMON STOCKS - 98.72%
                CONSUMER DISCRETIONARY - 12.43%
       8,300    Advance Auto Parts .......................................    $   456,251
      43,700    GameStop, Class A * ......................................      1,030,446
      19,000    Mattel ...................................................        506,540
       9,200    VF .......................................................      1,074,560
                                                                              -----------
                                                                                3,067,797
                                                                              -----------
                CONSUMER STAPLES - 3.31%
      15,500    Wal-Mart Stores ..........................................        817,005
                                                                              -----------
                ENERGY - 11.96%
      10,800    Chevron ..................................................      1,123,416
      12,500    ConocoPhillips ...........................................        899,875
      12,600    Royal Dutch Shell,
                ADR (United Kingdom) .....................................        926,856
                                                                              -----------
                                                                                2,950,147
                                                                              -----------
                FINANCIALS - 17.17%
      13,800    ACE (Switzerland) ........................................        924,324
      18,100    Capital One Financial ....................................        865,180
      11,800    Chubb ....................................................        737,264
      21,300    Citigroup ................................................        816,642
      40,100    Morgan Stanley ...........................................        892,225
                                                                              -----------
                                                                                4,235,635
                                                                              -----------
                HEALTH CARE - 18.60%
      27,400    Bristol-Myers Squibb .....................................        785,284
      22,000    Eli Lilly ................................................        842,600
      11,500    Life Technologies * ......................................        517,845
      27,300    Merck                                                             931,749
      12,900    Sanofi, ADR (France) .....................................        499,875
      21,700    Teva Pharmaceutical,
                SP ADR (Israel) ..........................................      1,012,088
                                                                              -----------
                                                                                4,589,441
                                                                              -----------
                INDUSTRIALS - 3.29%
      11,900    General Dynamics .........................................        810,866
                                                                              -----------
                INFORMATION TECHNOLOGY - 27.00%
       2,175    Apple * ..................................................        849,294
     102,000    Flextronics International
                 (Singapore) * ...........................................        657,900
       1,700    Google, Class A * ........................................      1,026,273
      37,200    Intel ....................................................        830,676
       4,500    International Business Machines ..........................        818,325
      26,600    Microsoft ................................................        728,840
      32,400    Oracle ...................................................        990,792
      22,000    Western Digital * ........................................        758,120
                                                                              -----------
                                                                                6,660,220
                                                                              -----------
                MATERIALS - 2.09%
      15,900    Vale SA, SP ADR (Brazil) .................................        515,796
                                                                              -----------
                TELECOMMUNICATION SERVICES - 2.87%
      24,200    AT&T .....................................................        708,092
                                                                              -----------
                TOTAL COMMON STOCKS
                (Cost $23,987,031) .......................................     24,354,999
                                                                              -----------
INVESTMENT COMPANY - 3.36%
     829,395    BlackRock Liquidity Funds
                TempCash Portfolio .......................................        829,395
                                                                              -----------
                TOTAL INVESTMENT COMPANY
                (Cost $829,395) ..........................................        829,395
                                                                              -----------
TOTAL INVESTMENTS - 102.08%
(Cost $24,816,426)** .....................................................     25,184,394
                                                                              -----------
NET OTHER ASSETS AND LIABILITIES - (2.08)% ...............................       (512,620)
                                                                              -----------
NET ASSETS - 100.00% .....................................................    $24,671,774
                                                                              ===========

------------
*      Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............................         $    698,547
Gross unrealized depreciation ..............................             (330,579)
                                                                     ------------
Net unrealized appreciation ................................         $    367,968
                                                                     ============

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND                       JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Health Care                                                                             6%
Cash & Net Other Assets and Liabilities                                                 3%
Telecommunication Services                                                              6%
Consumer Staples                                                                       17%
Materials                                                                               2%
Utilities                                                                               7%
Information Technology                                                                  7%
Financials                                                                             16%
Industrials                                                                            13%
Energy                                                                                 11%
Consumer Discretionary                                                                 12%

% of Total Net Assets


                                                                                 MARKET
SHARES                                                                            VALUE
-----------                                                                    -----------
COMMON STOCKS - 97 03%
               CONSUMER DISCRETIONARY - 11.53%
    273,410    American Eagle Outfitters .................................     $ 3,592,606
    152,970    Bob Evans Farms ...........................................       5,283,583
     45,170    Cracker Barrel Old Country Store ..........................       2,037,618
    100,980    Darden Restaurants ........................................       5,129,784
    180,580    Genuine Parts .............................................       9,599,633
    319,730    Hillenbrand ...............................................       6,998,890
     75,440    McDonald's ................................................       6,524,051
     52,595    PetSmart ..................................................       2,262,637
    378,020    Regal Entertainment Group, Class A ........................       4,834,876
    120,725    Target ....................................................       6,216,130
                                                                               -----------
                                                                                52,479,808
                                                                               -----------
               CONSUMER STAPLES - 17.45%
    106,690    Compania Cervecerias Unidas, ADR (Chile) ..................       6,055,724
     50,230    Diageo, SP ADR (United Kingdom) ...........................       4,080,685
    301,180    General Mills .............................................      11,249,073
    141,115    Kimberly-Clark ............................................       9,223,276
     99,430    McCormick & Co (Non-Voting Shares) ........................       4,837,270
    162,435    PepsiCo ...................................................      10,402,337
    100,365    Procter & Gamble ..........................................       6,171,444
    386,395    Sara Lee ..................................................       7,384,008
     62,860    Smucker (J.M.) ............................................       4,898,051
    324,480    Sysco .....................................................       9,925,843
     98,010    Wal-Mart Stores ...........................................       5,166,107
                                                                               -----------
                                                                                79,393,818
                                                                               -----------
               ENERGY - 10.61%
    501,255    BreitBurn Energy Partners LP ..............................       9,383,494
     89,495    Chevron ...................................................       9,309,270
     82,620    ConocoPhillips ............................................       5,947,814
    240,360    Nordic American Tankers (Bermuda) .........................       4,922,573
    203,360    Seadrill, ADR (Bahamas) ...................................       7,068,794
    291,920    Ship Finance International  (Bermuda) .....................       4,641,528
    258,305    Spectra Energy ............................................       6,979,401
                                                                               -----------
                                                                                48,252,874
                                                                               -----------
               FINANCIALS - 15.68%
    191,040    Apollo Investment .........................................       1,830,163
    144,170    Bank of Hawaii ............................................       6,460,258
    139,470    Chubb .....................................................       8,714,086
    274,415    Cincinnati Financial ......................................       7,499,762
    110,270    Commerce Bancshares .......................................       4,511,146
    216,725    Compass Diversified Holdings ..............................       3,244,373
     82,845    Cullen/Frost Bankers ......................................       4,463,689
    299,465    Federated Investors, Class B ..............................       6,399,567
    314,640    First Niagara Financial Group .............................       3,854,340
    248,915    OneBeacon Insurance Group, Class A (Bermuda) ..............       3,171,177
    103,180    PartnerRe (Bermuda) .......................................       6,894,488
    260,875    Sabra Health Care, REIT ...................................       3,759,209
    109,805    Safety Insurance Group ....................................       4,458,083
    144,580    Tower Group ...............................................       3,305,099
    105,775    U.S. Bancorp ..............................................       2,756,497
                                                                               -----------
                                                                                71,321,937
                                                                               -----------
               HEALTH CARE - 6.12%
    116,130    AstraZeneca PLC, SP ADR (United Kingdom) ..................       5,633,466
     53,445    Becton, Dickinson .........................................       4,468,536
    111,960    Johnson & Johnson .........................................       7,253,888
    129,727    Owens & Minor .............................................       3,956,674
    340,605    Pfizer ....................................................       6,553,240
                                                                               -----------
                                                                                27,865,804
                                                                               -----------
               INDUSTRIALS - 13.44%
     49,355    3M ........................................................       4,300,795
     59,535    General Dynamics ..........................................       4,056,715
     36,570    Grupo Aeroportuario del Sureste
                 SAB de CV, ADR (Mexico) .................................       2,180,303
    147,225    Iron Mountain .............................................       4,656,727
     61,635    Lockheed Martin ...........................................       4,667,619
    153,245    Norfolk Southern ..........................................      11,600,647
    119,410    Raytheon ..................................................       5,341,209
    135,645    United Parcel Service, Class B ............................       9,389,347
     74,310    United Technologies .......................................       6,155,840
    279,690    Waste Management ..........................................       8,807,438
                                                                               -----------
                                                                                61,156,640
                                                                               -----------
               INFORMATION TECHNOLOGY - 7.00%
    218,440    Automatic Data Processing .................................      11,247,476
    507,510    Intel .....................................................      11,332,698
    168,880    Microsoft .................................................       4,627,312
    164,820    Paychex ...................................................       4,652,869
                                                                               -----------
                                                                                31,860,355
                                                                               -----------
               MATERIALS - 2.39%
    139,250    Bemis .....................................................       4,400,300
    165,875    Nucor .....................................................       6,450,879
                                                                               -----------
                                                                                10,851,179
                                                                               -----------
               TELECOMMUNICATION SERVICES - 6.19%
     70,955    Atlantic Tele-Network .....................................       2,679,970
    268,458    Telecomunicacoes de Sao Paulo, SP ADR (Brazil) ............       8,515,481

    175,110    Verizon Communications ....................................       6,179,632
    384,635    Vodafone Group, SP ADR (United Kingdom) ...................      10,808,244
                                                                               -----------
                                                                                28,183,327
                                                                               -----------

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND                    JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                        MARKET
SHARES                                                  VALUE
-------                                              ------------
              UTILITIES - 6.62%
  236,130     Avista .............................   $  5,952,837
  423,145     Duke Energy ........................      7,870,497
   66,640     Entergy ............................      4,451,552
  141,670     Southern ...........................      5,601,632
  169,230     UniSource Energy ...................      6,231,049
                                                    -------------
                                                       30,107,567
                                                    -------------
              TOTAL COMMON STOCKS
              (Cost $401,235,173) ................    441,473,309
                                                    -------------

INVESTMENT COMPANY - 2.72%
12,387,214    BlackRock Liquidity Funds
              TempCash Portfolio .................    12,387,214
                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $12,387,214) .................    12,387,214
                                                    ------------
TOTAL INVESTMENTS - 99.75%
(Cost $413,622,387)* .............................   453,860,523
                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 0.25% .........     1,153,923
                                                    ------------
NET ASSETS - 100.00% .............................  $455,014,446
                                                    ============

------------
* At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......    $49,698,781
Gross unrealized depreciation ......     (9,460,645)
                                        -----------
Net unrealized appreciation ........    $40,238,136
                                        ===========

ADR     American Depositary Receipt
LP      Limited Partnership
REIT    Real Estate Investment Trust
SP ADR  Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/FAIRPOINTE MID CAP FUND (FORMERLY KNOWN AS
ASTON/OPTIMUM MID CAP FUND)                                        JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Materials                                                                         5%
Financials                                                                        4%
Consumer Staples                                                                  5%
Energy                                                                            6%
Information Technology                                                           27%
Industrials                                                                      13%
Consumer Discretionary                                                           25%
Health Care                                                                      15%

% of Total Net Assets

                                                                           MARKET
SHARES                                                                      VALUE
------                                                                  -------------
COMMON STOCKS - 99.86%
               CONSUMER DISCRETIONARY - 25.43%
    7,549,900  Belo, Class A * ...................................     $  52,773,801
      864,300  BorgWarner * ......................................        68,815,566
    6,705,100  Gannett ...........................................        85,557,076
    8,448,700  H&R Block .........................................       126,392,552
    7,225,600  Interpublic Group .................................        70,883,136
    2,325,800  Mattel ............................................        62,005,828
    2,384,955  McGraw-Hill .......................................        99,214,128
   12,451,345  New York Times, Class A * .........................       106,832,540
    1,893,200  Pearson,SP ADR (United Kingdom) ...................        36,065,460
    1,536,557  Scholastic ........................................        44,129,917
                                                                       -------------
                                                                         752,670,004
                                                                       -------------
               CONSUMER STAPLES - 5.05%
    1,010,360  Bunge .............................................        69,522,872
    1,775,600  Molson Coors Brewing, Class B .....................        79,990,780
                                                                       -------------
                                                                         149,513,652
                                                                       -------------
               ENERGY - 5.51%
    1,408,425  Compagnie Generale de
               Geophysique-Veritas,
               SP ADR (France) * .................................        47,435,754
    1,838,900  Denbury Resources * ...............................        35,527,548
    1,753,992  FMC Technologies * ................................        79,982,035
                                                                       -------------
                                                                         162,945,337
                                                                       -------------
               FINANCIALS - 4.38%
    2,246,038  Cincinnati Financial ..............................        61,384,219
    2,543,900  Eaton Vance .......................................        68,227,398
                                                                       -------------
                                                                         129,611,617
                                                                       -------------
               HEALTH CARE - 14.61%
   19,351,850  Boston Scientific * ...............................       138,559,246
    2,118,500  Charles River Laboratories * ......................        83,786,675
    2,221,050  Forest Laboratories * .............................        82,312,113
    1,608,650  Lincare Holdings ..................................        41,165,354
    1,240,550  PerkinElmer .......................................        30,343,853
      898,200  Varian Medical Systems * ..........................        56,371,032
                                                                       -------------
                                                                         432,538,273
                                                                       -------------
               INDUSTRIALS - 13.38%
    2,116,900  Chicago Bridge
                 & Iron (Netherlands) ............................        87,322,125
    2,017,500  Con-way ...........................................        73,880,850
    1,088,900  Manpower ..........................................        55,011,228
    7,639,100  Southwest Airlines ................................        76,085,436
      924,500  URS * .............................................        37,747,335
    2,807,600  Werner Enterprises ................................        66,118,980
                                                                       -------------
                                                                         396,165,954
                                                                       -------------
               INFORMATION TECHNOLOGY - 26.96%
    3,817,625  Akamai Technologies * .............................        92,462,878
    2,101,000  CA ................................................        46,852,300
      369,400  FactSet Research Systems ..........................        34,018,046
    1,530,425  Harris ............................................        61,018,045
    1,986,600  Itron * ...........................................        85,503,264
    2,980,500  Jabil Circuit .....................................        54,572,955
    2,863,950  Lexmark International Group,
               Class A * .........................................        96,142,802
    2,689,504  Mentor Graphics * .................................        30,741,031
    1,964,170  Molex .............................................        46,118,712
    1,683,660  Molex, Class A ....................................        33,252,285
    4,149,200  Nuance Communications * ...........................        83,025,492
    3,399,138  Unisys * ..........................................        70,600,096
    1,592,755  Zebra Technologies, Class A * .....................        63,710,200
                                                                       -------------
                                                                         798,018,106
                                                                       -------------
               MATERIALS - 4.54%
      661,700  FMC ...............................................        57,945,069
    1,137,100  Sigma-Aldrich .....................................        76,299,408
                                                                       -------------
                                                                         134,244,477
                                                                       -------------
               TOTAL COMMON STOCKS
                  (Cost $2,575,403,374) ..........................     2,955,707,420
                                                                       -------------
INVESTMENT COMPANY - 0.42%
12,377,698     BlackRock Liquidity Funds
                 TempCash Portfolio ..............................        12,377,698
                                                                       -------------
               TOTAL INVESTMENT COMPANY
                   (Cost $12,377,698) ............................        12,377,698
                                                                       -------------
TOTAL INVESTMENTS - 100.28%
    (Cost $2,587,781,072)** ......................................     2,968,085,118
                                                                      --------------
NET OTHER ASSETS AND LIABILITIES - (0.28)% .......................        (8,357,192)
                                                                       -------------
NET ASSETS - 100.00% .............................................    $2,959,727,926
                                                                      ==============

----------
*     Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...................................       $513,383,232
Gross unrealized depreciation ...................................       (133,079,186)
                                                                        ------------
Net unrealized appreciation .....................................       $380,304,046
                                                                        ============

SP ADR Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND                        JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Materials                                                                        5%
Cash & Net Other Assets and Liabilities                                          4%
Financials                                                                       5%
Consumer Staples                                                                 6%
Consumer Discretionary                                                          22%
Energy                                                                           8%
Industrials                                                                     21%
Health Care                                                                     12%
Information Technology                                                          17%

% of Total Net Assets

                                                                          MARKET
SHARES                                                                     VALUE
------                                                                  -----------
COMMON STOCKS - 96.14%
           CONSUMER DISCRETIONARY - 22.34%
    1,050  Bed Bath & Beyond * ..................................       $   61,415
      910  BorgWarner * .........................................           72,454
      140  Chipotle Mexican Grill * .............................           45,441
    1,300  Dick's Sporting Goods * ..............................           48,100
    1,160  Harman International Industries ......................           48,256
    3,060  LKQ * ................................................           75,184
    1,660  O'Reilly Automotive * ................................           98,770
    2,670  Omnicom Group ........................................          125,276
      390  Panera Bread, Class A * ..............................           44,971
      390  Polo Ralph Lauren ....................................           52,677
    1,600  PVH ..................................................          114,480
    1,360  TJX ..................................................           75,208
    1,100  Tractor Supply .......................................           72,512
    1,480  Wiley (John) & Sons, Class A .........................           74,089
                                                                        ----------
                                                                         1,008,833
                                                                        ----------
           CONSUMER STAPLES - 5.46%
    2,210  Church & Dwight ......................................           89,151
    1,830  McCormick & Co
           (Non Voting Shares) ..................................           89,030
      960  Mead Johnson Nutrition ...............................           68,515
                                                                        ----------
                                                                           246,696
                                                                        ----------
           ENERGY - 8.15%
    1,850  Cameron International * ..............................          103,489
      830  Core Laboratories (Netherlands) ......................           90,204
    1,310  Newfield Exploration * ...............................           88,320
    1,990  Oceaneering International ............................           85,968
                                                                        ----------
                                                                           367,981
                                                                        ----------
           FINANCIALS - 5.44%
    1,980  Eaton Vance ..........................................           53,104
      580  IntercontinentalExchange * ...........................           71,514
    1,430  Lazard, Class A (Bahamas) ............................           48,048
    2,050  MSCI, Class A * ......................................           72,755
                                                                        ----------
                                                                           245,421
                                                                        ----------
           HEALTH CARE - 12.37%
    2,850  Dentsply International ...............................          107,987
      470  Edwards Lifesciences * ...............................           33,535
    1,100  Henry Schein * .......................................           73,106
    1,060  Quality Systems ......................................           96,842
    1,630  St. Jude Medical .....................................           75,795
    1,160  Varian Medical Systems * .............................           72,802
    1,120  Waters * .............................................           98,437
                                                                        ----------
                                                                           558,504
                                                                        ----------
           INDUSTRIALS - 20.84%
    2,090  AMETEK ...............................................           88,825
    1,900  Donaldson ............................................          105,222
    2,170  Expeditors International
             Washington .........................................          103,552
    2,670  Fastenal .............................................           89,846
    1,310  J.B. Hunt Transport Services .........................           59,264
    2,160  Jacobs Engineering Group * ...........................           84,542
      720  Joy Global ...........................................           67,622
    4,320  Robert Half International ............................          118,282
      970  Roper Industries .....................................           79,181
      800  Stericycle * .........................................           65,696
    2,380  Verisk Analytics, Class A * ..........................           79,254
                                                                        ----------
                                                                           941,286
                                                                        ----------
           INFORMATION TECHNOLOGY - 16.72%
    1,030  Altera ...............................................           42,106
    1,360  Amphenol, Class A ....................................           66,491
    1,750  ANSYS * ..............................................           88,550
      740  F5 Networks * ........................................           69,175
      580  FactSet Research Systems .............................           53,412
    1,670  Fiserv * .............................................          100,801
    2,270  FLIR Systems .........................................           62,334
    5,400  NVIDIA * .............................................           74,682
    4,860  Polycom * ............................................          131,366
    4,760  Sapient * ............................................           66,259
                                                                        ----------
                                                                           755,176
                                                                        ----------
           MATERIALS - 4.82%
      910  Air Products and Chemicals ...........................           80,744
    2,740  Ecolab ...............................................          137,000
                                                                        ----------
                                                                           217,744
                                                                        ----------
           TOTAL COMMON STOCKS
             (Cost $3,389,940)                                           4,341,641
 ................................................................       ----------
INVESTMENT COMPANY - 5.42%
  244,843  BlackRock Liquidity Funds
             TempCash Portfolio .................................          244,843
                                                                        ----------
           TOTAL INVESTMENT COMPANY
            (Cost $244,843) .....................................          244,843
                                                                        ----------
TOTAL INVESTMENTS - 101.56%
    (Cost $3,634,783)** .........................................        4,586,484
                                                                        ----------
NET OTHER ASSETS AND LIABILITIES - (1.56)% ......................          (70,477)
                                                                        ----------
NET ASSETS - 100.00% ............................................       $4,516,007
                                                                        ==========

----------
*    Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ........................                  $1,017,353
Gross unrealized depreciation ........................                     (65,652)
                                                                        ----------
Net unrealized appreciation ..........................                  $  951,701
                                                                        ==========

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/CARDINAL MID CAP VALUE FUND                                  JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Cash & Net Other Assets and Liabilities                                                  3%
Consumer Staples                                                                         3%
Telecommunication Services                                                               1%
Materials                                                                                6%
Information Technology                                                                  22%
Health Care                                                                              8%
Energy                                                                                   8%
Industrials                                                                             20%
Consumer Discretionary                                                                  10%
Financials                                                                              19%

% of Total Net Assets


                                                                                  MARKET
SHARES                                                                             VALUE
------                                                                          -----------
COMMON STOCKS - 97.09%
           CONSUMER DISCRETIONARY - 9.62%
    2,141  American Eagle Outfitters ......................................      $   28,132
    1,200  Six Flags Entertainment ........................................          42,251
      835  Stanley Black & Decker .........................................          54,918
    1,064  Virgin Media ...................................................          28,153
    2,515  Wendy's ........................................................          13,254
                                                                                 ----------
                                                                                    166,708
                                                                                 ----------
           CONSUMER STAPLES - 3.64%
      810  Smucker (J.M.) .................................................          63,115
                                                                                 ----------
           ENERGY - 7.84%
    1,520  Chesapeake Energy ..............................................          52,212
      290  Concho Resources * .............................................          27,138
    1,022  Oasis Petroleum * ..............................................          30,190
      700  World Fuel Services ............................................          26,341
                                                                                 ----------
                                                                                    135,881
                                                                                 ----------
           FINANCIALS - 18.75%
    1,020  Annaly Capital Management, REIT ................................          17,116
    1,680  Ares Capital ...................................................          27,115
    5,340  CapitalSource ..................................................          34,496
      785  Cash America International .....................................          43,929
      510  Entertainment Properties Trust, REIT ...........................          23,710
      910  Government Properties Income Trust, REIT .......................          22,504
      800  Hatteras Financial, REIT .......................................          21,456
    1,720  Nelnet, Class A ................................................          34,675
    1,210  Starwood Property Trust, REIT ..................................          23,474
      500  T. Rowe Price Group ............................................          28,400
      820  Waddell & Reed Financial, Class A ..............................          30,094
      438  Willis Group Holdings (Britain) ................................          17,932
                                                                                 ----------
                                                                                    324,901
                                                                                 ----------
           HEALTH CARE - 7.69%
      521  Henry Schein * .................................................          34,626
      235  Laboratory Corp of America Holdings * ..........................          21,329
      510  Quest Diagnostics ..............................................          27,545
      560  Teleflex .......................................................          33,729
      365  West Pharmaceutical Services ...................................          16,013
                                                                                 ----------
                                                                                    133,242
                                                                                 ----------
           INDUSTRIALS - 19.80%
      310  Alliant Techsystems ............................................          20,221
      275  AMETEK .........................................................          11,688
      985  Atlas Air Worldwide Holdings * .................................          51,604
      951  Equifax ........................................................          32,676
      970  GrafTech International * .......................................          18,682
      520  J.B. Hunt Transport Services ...................................          23,525
    2,540  KAR Auction Services * .........................................          45,161
      225  L-3 Communications Holdings ....................................          17,802
    2,996  RR Donnelley & Sons ............................................          56,355
    1,206  Teledyne Technologies * ........................................          65,401
                                                                                 ----------
                                                                                    343,115
                                                                                 ----------
           INFORMATION TECHNOLOGY - 21.81%
    1,600  Atmel * ........................................................          19,360
      770  Broadridge Financial Solutions .................................          17,756
    2,850  Convergys * ....................................................          35,454
      760  Fiserv * .......................................................          45,874
      360  Global Payments ................................................          17,068
      310  Harris .........................................................          12,360
    1,520  IAC/InterActiveCorp * ..........................................          62,913
      700  InterDigital ...................................................          47,775
      730  Intuit * .......................................................          34,091
    1,576  Progress Software * ............................................          37,982
    2,440  Western Union ..................................................          47,360
                                                                                 ----------
                                                                                    377,993
                                                                                 ----------
           MATERIALS - 6.54%
      510  FMC ............................................................          44,661
    1,770  Silgan Holdings ................................................          68,641
                                                                                 ----------
                                                                                    113,302
                                                                                 ----------
           TELECOMMUNICATION SERVICES - 1.40%
    1,983  Windstream .....................................................          24,212
                                                                                 ----------
           TOTAL COMMON STOCKS
           (Cost $1,380,907) ..............................................       1,682,469
                                                                                 ----------
INVESTMENT COMPANY - 4.36%
   75,628  BlackRock Liquidity Funds
            TempCash Portfolio ............................................          75,628
                                                                                 ----------
           TOTAL INVESTMENT COMPANY
             (Cost $75,628) ...............................................          75,628
                                                                                 ----------
TOTAL INVESTMENTS - 101.45%
    (Cost $1,456,535)** ...................................................       1,758,097
                                                                                 ----------
NET OTHER ASSETS AND LIABILITIES - (1.45)% ................................         (25,132)
                                                                                 ----------
NET ASSETS - 100.00% ......................................................      $1,732,965
                                                                                 ==========

----------
*     Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .............................................    $  325,239
Gross unrealized depreciation .............................................       (23,677)
                                                                               ----------
Net unrealized appreciation ...............................................    $  301,562
                                                                               ==========

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/VEREDUS AGGRESSIVE GROWTH FUND                               JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Cash & Net Other Assets and Liabilities                                             5%
Consumer Staples                                                                    2%
Information Technology                                                             19%
Materials                                                                           6%
Financials                                                                          9%
Industrials                                                                        18%
Energy                                                                             12%
Health Care                                                                        14%
Consumer Discretionary                                                             15%

% of Total Net Assets

                                                                             MARKET
SHARES                                                                        VALUE
----------                                                                  ----------
COMMON STOCKS - 94.75%
            CONSUMER DISCRETIONARY - 15.41%
   53,725   Amerigon *.............................................         $  903,654
   28,250   CROCS *................................................            885,072
   11,325   G-III Apparel Group *..................................            349,603
    9,350   Gentex.................................................            264,979
   65,550   Pier 1 Imports *.......................................            720,395
   31,875   ReachLocal * ..........................................            579,806
   16,150   Shutterfly *...........................................            878,560
   40,375   Sonic Automotive, Class A..............................            632,676
   19,875   Tenneco *..............................................            793,808
   12,375   Ulta Salon Cosmetics & Fragrance *.....................            779,996
   97,575   Valuevision Media, Class A *...........................            730,837
   17,325   Zumiez * ..............................................            460,325
                                                                            ----------
                                                                             7,979,711
                                                                            ----------
            CONSUMER STAPLES - 2.02%
   32,500   Elizabeth Arden *......................................          1,047,150
                                                                            ----------
            ENERGY - 11.61%
   20,350   Approach Resources *...................................            528,286
   15,925   Basic Energy Services *................................            515,811
   16,525   Comstock Resources *...................................            527,147
   39,950   Endeavour International *..............................            500,973
   30,950   Helix Energy Solutions Group *.........................            606,001
   41,325   Key Energy Services *..................................            805,424
   10,050   Lufkin Industries......................................            818,874
   73,450   Magnum Hunter Resources *..............................            527,371
   42,400   RigNet *...............................................            733,096
   60,500   Triangle Petroleum *...................................            451,330
                                                                            ----------
                                                                             6,014,313
                                                                            ----------
            FINANCIALS - 8.46%
   60,600   Calamos Asset..........................................
            Management, Class A....................................            825,372
   88,875   FelCor Lodging Trust, REIT *...........................            456,818
   48,575   Imperial Holdings *....................................            469,720
   69,525   KKR Financial Holdings, REIT...........................            659,792
   21,725   MarketAxess Holdings...................................            567,674
    5,175   Portfolio Recovery Associates *........................            418,813
   68,850   Strategic Hotels & Resorts, REIT *.....................            468,180
   14,050   Waddell & Reed Financial, Class A......................            515,635
                                                                            ----------
                                                                             4,382,004
                                                                            ----------
            HEALTH CARE - 14.30%
  115,025   Akorn * ...............................................            797,123
   16,275   AVEO Pharmaceuticals * . ..............................            311,015
   79,850   Caliper Life Sciences * ...............................            650,777
   13,925   Cepheid * .............................................            525,808
   61,150   DepoMed * .............................................            462,294
   36,750   Exact Sciences *                                                   313,845
   33,675   Fluidigm * ............................................            571,128
   53,150   Keryx Biopharmaceuticals * ............................            234,392
   20,950   MAKO Surgical * .......................................            603,570
   62,975   Neoprobe * ............................................            180,738
   33,025   Progenics Pharmaceuticals * ...........................            180,317
   29,950   Questcor Pharmaceuticals * ............................            929,948
   44,125   Skilled Healthcare Group, ClassA * ....................            388,300
   58,150   Spectrum Pharmaceuticals * ............................            616,390
   50,050   Sun Healthcare Group * ................................            350,350
   35,125   Vivus *                                                            288,376
                                                                            ----------
                                                                             7,404,371
                                                                            ----------
            INDUSTRIALS - 18.34%
   10,375   Acacia Research - Acacia
            Technologies * ........................................            445,295
   34,225   Dycom Industries * . ..................................            583,194
   22,875   Dynamic Materials  . ..................................            484,950
   15,225   EnerSys * .............................................            486,896
   12,150   Graco .................................................            533,750
   41,400   H&E Equipment Services * ..............................            496,800
   36,500   Houston Wire & Cable ..................................            580,715
   26,025   Kelly Services, Class A * .............................            407,291
   12,600   Polypore International * ..............................            856,800
   18,900   Robbins & Myers .......................................            911,736
   30,575   Titan International  . ................................            772,630
   46,875   Titan Machinery * .....................................          1,237,969
   30,875   Trinity Industries ....................................            919,766
    8,000   Valmont Industries  . .................................            778,800
                                                                            ----------
                                                                             9,496,592
                                                                            ----------
            INFORMATION TECHNOLOGY - 19.14%
   23,975   ACI Worldwide * .......................................            866,936
   95,900   Brocade Communications Systems * ......................            525,532
   12,900   Ceva * ................................................            389,838
   38,775   Dice Holdings * .......................................            534,707
  148,825   Glu Mobile * ..........................................            747,102
   57,750   Intermec * ............................................            622,545
   70,325   Limelight Networks * ..................................            289,739
   20,475   LivePerson * ..........................................            252,047
   93,150   Move * ................................................            190,958
   72,200   PMC-Sierra * ..........................................            504,678
  129,700   RF Micro Devices * . ..................................            875,475
   23,188   Rovi * ................................................          1,228,268
   17,000   Standard Microsystems * . .............................            402,220
   42,050   TeleNav * .............................................            421,762
    7,175   Travelzoo * ...........................................            378,840
   36,025   VASCO Data Security International * ...................            348,722
   28,425   Vocus * ...............................................            812,102
   13,050   Zebra Technologies, Class A * .........................            522,000
                                                                            ----------
                                                                             9,913,471
                                                                            ----------

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/VEREDUS AGGRESSIVE GROWTH FUND                               JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                   MARKET
SHARES                                                              VALUE
-----------                                                      -----------
            MATERIALS - 5.47%
  11,475    Carpenter Technology ..........................      $   659,124
  23,125    Materion * ....................................          881,525
  20,175    RTI International Metals * ....................          647,012
  42,125    Zagg * ........................................          646,619
                                                                ------------
                                                                   2,834,280
                                                                ------------
            TOTAL COMMON STOCKS
              (Cost $44,601,250) ..........................       49,071,892
                                                                ------------
INVESTMENT COMPANY - 2.63%
1,363,980   BlackRock Liquidity Funds
              TempCash Portfolio ..........................        1,363,980
                                                                ------------
            TOTAL INVESTMENT COMPANY
              (Cost $1,363,980) ...........................        1,363,980
                                                                ------------
TOTAL INVESTMENTS - 97.38%
  (Cost $45,965,230)** ....................................       50,435,872
                                                                ------------
NET OTHER ASSETS AND LIABILITIES - 2.62% ..................        1,357,607
                                                                ------------
NET ASSETS - 100.00% ......................................     $ 51,793,479
                                                                ============

--------
*    Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ............       $   7,388,936
Gross unrealized depreciation ............          (2,918,294)
                                                 -------------
Net unrealized appreciation ..............       $   4,470,642
                                                 =============

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/CROSSWIND SMALL CAP GROWTH FUND                              JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Financials                                                                           5%
Cash & Net Other Assets and Liabilities                                              4%
Materials                                                                            2%
Telecommunication Services                                                           6%
Health Care                                                                         20%
Energy                                                                              12%
Information Technology                                                              15%
Consumer Discretionary                                                              20%
Industrials                                                                         16%

% of Total Net Assets

                                                                                MARKET
SHARES                                                                          VALUE
------                                                                        ---------
COMMON STOCKS - 95.76
           CONSUMER DISCRETIONARY - 19.71%
    3,518  American Axle & Manufacturing Holdings * ................          $  40,351
    2,445  Dana Holding * ..........................................             40,758
    1,040  G-III Apparel Group * ...................................             32,105
      870  Genesco * ...............................................             45,066
    1,235  HSN * ...................................................             40,372
    9,463  Jarden ..................................................            293,258
   21,826  Knology * ...............................................            299,671
   33,052  Office Depot * ..........................................            124,937
    6,992  OfficeMax * .............................................             49,503
    8,825  Pep Boys - Manny, Moe,
            & Jack .................................................             94,869
    1,339  Tenneco *                                                             53,480
      737  Warnaco Group * .........................................             39,282
                                                                              ---------
                                                                              1,153,652
                                                                              ---------
           ENERGY - 12.00%
    1,382  Brigham Exploration * ...................................             43,948
       40  C & J Energy Services * .................................              1,220
   10,477  Cloud Peak Energy * .....................................            233,637
    6,539  James River Coal * ......................................            123,979
   10,333  Kodiak Oil & Gas (Canada) * .............................             70,161
   15,461  Magnum Hunter Resources * ...............................            111,010
    3,726  Northern Oil and Gas * ..................................             82,494
    2,776  TETRA Technologies * ....................................             35,727
                                                                              ---------
                                                                                702,176
                                                                              ---------
           FINANCIALS - 4.43%
    3,897  Dollar Financial * ......................................             84,214
    1,017  GAMCO Investors .........................................             49,192
    6,215  Netspend Holdings * .....................................             49,036
    2,030  Stifel Financial * ......................................             77,059
                                                                              ---------
                                                                                259,501
                                                                              ---------
           HEALTH CARE - 20.09%
      550  Air Methods * ...........................................             38,555
    5,565  Cyberonics * ............................................            151,034
    8,032  Healthsouth * ...........................................            195,981
    2,527  Healthspring * ..........................................            103,708
      542  HeartWare International * ...............................             36,010
    5,527  ICON PLC, SP ADR (Ireland) * ............................            123,418
    1,541  Incyte * ................................................             26,875
      361  Pharmasset * ............................................             43,818
    1,469  Sirona Dental Systems * .................................             74,302
   45,696  Tenet Healthcare * ......................................            254,070
      718  United Therapeutics * ...................................             41,199
    5,012  Vanguard Health Systems * ...............................             86,908
                                                                              ---------
                                                                              1,175,878
                                                                              ---------
           INDUSTRIALS - 16.17%
    1,141  Acacia Research - Acacia
            Technologies * .........................................             48,972
    3,132  Ameresco * ..............................................             42,157
    2,391  Avis Budget Group * .....................................             36,128
    4,398  DigitalGlobe * ..........................................            114,876
    4,803  Geo Group * .............................................             99,902
    2,086  GeoEye * ................................................             83,357
    4,492  GrafTech International * ................................             86,516
    4,484  Hexcel * ................................................            107,347
    7,103  Kelly Services, Class A * ...............................            111,162
    3,085  Meritor * ...............................................             41,648
      960  Navistar International * ................................             49,258
    5,033  RailAmerica * ...........................................             74,891
      934  Triumph Group ...........................................             50,287
                                                                              ---------
                                                                                946,501
                                                                              ---------
           INFORMATION TECHNOLOGY - 15.19%
    3,206  Aruba Networks * ........................................             73,578
    1,466  Cavium * ................................................             50,562
    6,281  Convio * ................................................             63,815
    4,932  Kenexa * ................................................            126,111
    3,412  Liquidity Services * ....................................             82,502
      679  LogMein * ...............................................             24,138
    3,534  Microsemi * .............................................             70,150
   14,387  Monster Worldwide * .....................................            168,903
    2,182  Netgear * ...............................................             71,810
      919  Omnivision Technologies * ...............................             26,872
    2,057  Parametric Technology * .................................             42,765
      525  Syntel ..................................................             28,859
      774  VeriFone Systems * ......................................             30,472
    1,067  VistaPrint NV (Netherlands) * ...........................             28,489
                                                                              ---------
                                                                                889,026
                                                                              ---------
           MATERIALS - 2.02%
    5,520  Solutia * ...............................................            118,349
                                                                              ---------
           TELECOMMUNICATION SERVICES - 6.15%
    5,250  General Communication, Class A * ........................             59,587
    5,076  NII Holdings * ..........................................            214,969
    4,333  tw telecom * ............................................             85,577
                                                                              ---------
                                                                                360,133
                                                                              ---------
           TOTAL COMMON STOCKS
             (Cost $5,787,158) .....................................          5,605,216
                                                                              ---------

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/CROSSWIND SMALL CAP GROWTH FUND                              JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                    MARKET
SHARES                                                              VALUE
------                                                             --------
INVESTMENT COMPANY - 5.88%
   343,972  BlackRock Liquidity Funds
              TempCash Portfolio .......................           $  343,972
                                                                   ----------
            TOTAL INVESTMENT COMPANY
              (Cost $343,972) ..........................              343,972
                                                                   ----------
TOTAL INVESTMENTS - 101.64%
  (Cost $6,131,130)** ..................................            5,949,188
                                                                   ----------
NET OTHER ASSETS AND LIABILITIES - (1.64)% .............              (96,021)
                                                                   ----------
NET ASSETS - 100.00% ...................................           $5,853,167
                                                                   ==========

----------------
 * Non-income producing security.
** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......     $  83,667
Gross unrealized depreciation .......      (265,609)
                                          ---------
Net unrealized depreciation .........     $(181,942)
                                          =========

SP ADR  Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TAMRO SMALL CAP FUND                                         JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Consumer Staples                                                                      3%
Cash & Net Other Assets and Liabilities                                               2%
Materials                                                                             4%
Telecommunication Services                                                            1%
Industrials                                                                          20%
Health Care                                                                          12%
Energy                                                                               12%
Information Technology                                                               16%
Consumer Discretionary                                                               14%
Financials                                                                           16%

% of Total Net Assets

                                                                               MARKET
SHARES                                                                          VALUE
----------                                                                ---------------
COMMON STOCKS - 97.57%
                  CONSUMER DISCRETIONARY - 14.33%
     754,260      Aaron's ..........................................      $   19,014,895
     411,528      BJ's Restaurants * ...............................          19,082,553
   1,831,785      EW Scripps, Class A * ............................          15,789,987
   1,093,407      Grand Canyon Education * .........................          16,827,534
     410,190      Harman International Industries ..................          17,063,904
     363,055      Morningstar ......................................          22,640,110
      76,260      Red Robin Gourmet Burgers * ......................           2,624,869
     633,848      Rosetta Stone * ..................................           8,747,102
   1,029,086      Texas Roadhouse ..................................          17,000,501
   1,150,465      Winnebago Industries * ...........................           9,652,401
                                                                          --------------
                                                                             148,443,856
                                                                          --------------
                  CONSUMER STAPLES - 3.34%
     343,161      TreeHouse Foods * ................................          17,720,834
     404,831      United Natural Foods * ...........................          16,901,694
                                                                          --------------
                                                                              34,622,528
                                                                          --------------
                  ENERGY - 12.15%
     377,298      Atwood Oceanics * ................................          17,619,817
     537,235      Bill Barrett * ...................................          26,732,814
     815,258      Comstock Resources * .............................          26,006,730
     264,876      Contango Oil & Gas * .............................          16,708,378
     500,347      Global Geophysical Services * ....................           8,535,920
     325,338      Overseas Shipholding Group .......................           7,918,727
   1,291,386      Precision Drilling (Canada) * ....................          22,250,581
                                                                         ---------------
                                                                             125,772,967
                                                                         ---------------
                  FINANCIALS - 15.47%
     509,437      Bank of the Ozarks ...............................          26,465,252
   1,194,716      Colonial Properties Trust, REIT ..................          25,746,130
   1,097,719      East West Bancorp ................................          20,373,665
     178,203      GAMCO Investors (a) ..............................           8,619,679
     409,354      Glacier Bancorp ..................................           5,378,912
     377,089      Iberiabank .......................................          19,220,226
     582,494      LaSalle Hotel Properties, REIT ...................          14,568,175
     585,946      Stifel Financial * ...............................          22,242,510
     423,531      UMB Financial ....................................          17,576,537
                                                                         ---------------
                                                                             160,191,086
                                                                         ---------------
                  HEALTH CARE - 11.46%
     299,775      Analogic .........................................          16,124,897
     543,289      Athenahealth * ...................................          31,939,960
   1,387,877      Health Management Associates, Class A * ..........          13,184,832
     507,083      NuVasive * .......................................          14,512,715
     196,094      Quality Systems ..................................          17,915,148
     315,450      Teleflex .........................................          18,999,554
     103,779      United Therapeutics * ............................           5,954,839
                                                                         ---------------
                                                                             118,631,945
                                                                         ---------------
                  INDUSTRIALS - 19.55%
     495,346      Advisory Board * .................................          26,520,825
     543,103      Aerovironment * ..................................          15,657,660
     552,532      Chicago Bridge & Iron (Netherlands) ..............          22,791,945
     785,419      Colfax * .........................................          21,261,292
     572,134      Corporate Executive Board ........................          23,257,247
     542,232      ESCO Technologies ................................          18,804,606
     608,340      Forward Air ......................................          18,955,874
     405,703      Franklin Electric ................................          17,708,936
      91,400      Layne Christensen * ..............................           2,678,934
     593,922      Terex * ..........................................          13,191,008
     335,005      Wabtec ...........................................          21,614,523
                                                                         ---------------
                                                                             202,442,850
                                                                         ---------------
                  INFORMATION TECHNOLOGY - 15.94%
     280,124      Blackboard * .....................................          12,202,202
     648,156      Blue Coat Systems * ..............................          13,060,343
     986,271      Ceragon Networks (Israel) * ......................          12,298,799
     987,708      DemandTec * ......................................           7,071,989
   1,419,846      Ixia * ...........................................          14,198,460
     800,177      Meru Networks * ..................................           6,873,520
     636,390      Netgear * ........................................          20,943,595
     668,111      RightNow Technologies * ..........................          22,675,687
   1,408,565      SeaChange International * ........................          13,465,881
   1,600,000      Smith Micro Software * ...........................           5,696,000
   1,790,701      VASCO Data Security International * ..............          17,333,986
     849,980      Websense * .......................................          19,277,546
                                                                         ---------------
                                                                             165,098,008
                                                                         ---------------
                  MATERIALS - 3.90%
     349,979      Royal Gold .......................................          22,433,654
     464,312      Texas Industries .................................          17,927,086
                                                                         ---------------
                                                                              40,360,740
                                                                         ---------------
                  TELECOMMUNICATION SERVICES - 1.43%
   1,320,423      Cbeyond * ........................................          14,828,350
                                                                         ---------------
                  TOTAL COMMON STOCKS
                         (Cost $778,424,302) .......................       1,010,392,330
                                                                         ---------------

INVESTMENT COMPANY - 3.27%
33,912,706        BlackRock Liquidity Funds
                         TempCash Portfolio ........................          33,912,706
                                                                         ---------------
                  TOTAL INVESTMENT COMPANY
                         (Cost $33,912,706) ........................          33,912,706
                                                                         ---------------
 TOTAL INVESTMENTS - 100.84%
     (Cost $812,337,008)** .........................................       1,044,305,036
                                                                         ---------------
NET OTHER ASSETS AND LIABILITIES - (0.84)% .........................          (8,749,996)
                                                                         ---------------
NET ASSETS - 100.00% ...............................................     $ 1,035,555,040
                                                                         ===============

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TAMRO SMALL CAP FUND                                         JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------
*    Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....   $  282,853,190
Gross unrealized depreciation .....      (50,885,162)
                                      --------------
Net unrealized appreciation .......   $  231,968,028
                                      ==============

(a) This security has been determined by the Sub-Adviser to be an illiquid security. At July 31, 2011, this security amounted to $8,619,679 or 0.83% of net assets.

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD SELECT VALUE FUND     JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Materials                                                                                  3%
Cash & Net Other Assets and Liabilities                                                    2%
Telecommunication Services                                                                 1%
Utilities                                                                                  3%
Energy                                                                                     5%
Health Care                                                                                6%
Consumer Discretionary                                                                    24%
Consumer Staples                                                                          10%
Industrials                                                                               17%
Information Technology                                                                    13%
Financials                                                                                16%

% of Total Net Assets

                                                                                     MARKET
SHARES                                                                               VALUE
----------                                                                        -----------
COMMON STOCKS - 98.17%
              CONSUMER DISCRETIONARY - 23.57%
   121,940    Ascena Retail Group * ........................................      $ 3,941,101
    20,180    Ascent Capital Group, Class A * ..............................          970,860
   208,890    Big Lots * ...................................................        7,275,639
    96,330    Bob Evans Farms ..............................................        3,327,238
    66,480    Cracker Barrel Old Country Store .............................        2,998,913
    52,970    DreamWorks Animation SKG, Class A * ..........................        1,157,924
   175,290    Fred's, Class A ..............................................        2,310,322
   200,670    Madison Square Garden, Class A * .............................        5,317,755
   262,050    Pep Boys - Manny, Moe, & Jack ................................        2,817,037
    87,150    PetSmart .....................................................        3,749,193
   166,380    Rent-A-Center ................................................        4,500,579
    27,010    Skechers U.S.A., Class A * ...................................          449,717
    67,450    True Religion Apparel * ......................................        2,272,391
    85,550    WMS Industries * .............................................        2,358,614
                                                                                  -----------
                                                                                   43,447,283
                                                                                  -----------
              CONSUMER STAPLES - 10.33%
   269,200    Cott (Canada) * ..............................................        2,231,668
    56,670     Industrias Bachoco, SP ADR (Mexico) .........................        1,327,211
    47,926    J & J Snack Foods ............................................        2,477,295
   191,660    Ruddick ......................................................        8,030,554
    90,630    Village Super Market, Class A ................................        2,436,134
   282,600    Winn-Dixie Stores * ..........................................        2,537,748
                                                                                  -----------
                                                                                   19,040,610
                                                                                  -----------
              ENERGY - 4.50%
   108,000    Cloud Peak Energy * ..........................................        2,408,400
   101,380    Endeavour International * ....................................        1,271,305
   131,854    Miller Energy Resources * ....................................          581,476
    87,380    Penn Virginia ................................................        1,146,426
   104,150    Rex Energy * .................................................        1,152,941
   135,030    TETRA Technologies * .........................................        1,737,836
                                                                                  -----------
                                                                                    8,298,384
                                                                                  -----------
              FINANCIALS - 16.17%
    10,285    Alleghany * ..................................................        3,387,982
   161,175    Alterra Capital Holdings (Bahamas) ...........................        3,512,003
    12,413    Capital Southwest ............................................        1,165,705
    53,330    Commerce Bancshares ..........................................        2,181,730
   127,340    Federated Investors, Class B .................................        2,721,256
   152,470    Hilltop Holdings * ...........................................        1,334,112
    36,690    Navigators Group * ...........................................        1,729,567
    42,780    Oppenheimer Holdings, Class A ................................        1,107,146
    55,380    PartnerRe ....................................................        3,700,492
   101,410    W. R. Berkley ................................................        3,122,414
    13,896    White Mountains Insurance Group ..............................        5,855,635
                                                                                  -----------
                                                                                   29,818,042
                                                                                  -----------
              HEALTH CARE - 6.20%
    26,080    Chemed .......................................................        1,585,925
    76,680    Ensign Group .................................................        2,177,712
    96,680    ICU Medical * ................................................        4,106,966
    17,760    National Healthcare ..........................................          844,843
    77,710    STERIS .......................................................        2,719,073
                                                                                  -----------
                                                                                   11,434,519
                                                                                  -----------
              INDUSTRIALS - 16.81%
    49,700    ABM Industries ...............................................        1,118,250
    39,850    Aircastle ....................................................          456,282
    31,920    Allegiant Travel * ...........................................        1,373,518
   207,770    Brink's ......................................................        6,199,857
    23,720    Cubic ........................................................        1,151,369
   109,320    Dolan * ......................................................          866,908
   158,570    Equifax ......................................................        5,448,465
    78,290    G & K Services, Class A ......................................        2,667,340
   234,850    Geo Group * ..................................................        4,884,880
    56,120    Insperity ....................................................        1,639,826
    56,640    Tutor Perini .................................................          893,779
    78,230    Unifirst .....................................................        4,290,916
                                                                                  -----------
                                                                                   30,991,390
                                                                                  -----------
              INFORMATION TECHNOLOGY - 13.42%
    44,050    Convergys * ..................................................          547,982
   129,590    CSG Systems International * ..................................        2,301,518
    95,980    DST Systems ..................................................        4,913,216
   236,600    Ingram Micro, Class A * ......................................        4,388,930
    61,880    Ituran Location and Control (Israel) .........................          840,949
    40,770    j2 Global Communications .....................................        1,090,190
    86,190    Mantech International, Class A ...............................        3,516,552
   153,770    NeuStar, Class A * ...........................................        4,004,171
   169,100    Total System Services ........................................        3,146,951
                                                                                  -----------
                                                                                   24,750,459
                                                                                  -----------
              MATERIALS - 2.87%
    49,030    AptarGroup ...................................................        2,502,981
    35,240    Stepan .......................................................        2,794,532
                                                                                  -----------
                                                                                    5,297,513
                                                                                  -----------
              TELECOMMUNICATION SERVICES - 0.84%
  40,930      Atlantic Tele-Network ........................................        1,545,926
                                                                                  -----------

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD SELECT VALUE FUND                                 JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                MARKET
SHARES                                                           VALUE
--------------                                               ------------
                    UTILITIES - 3.46%
   89,630           Avista ..........................        $  2,259,572
   47,580           Energen .........................           2,798,180
   35,750           UniSource Energy ................           1,316,315
                                                             ------------
                                                                6,374,067
                                                             ------------
                    TOTAL COMMON STOCKS
                      (Cost $156,999,949) ...........         180,998,193
                                                             ------------
INVESTMENT COMPANY - 2.71%
  4,991,669         BlackRock Liquidity Funds
                      TempCash Portfolio ............          4,991,669
                                                             ------------
                    TOTAL INVESTMENT COMPANY
                      (Cost $4,991,669) .............           4,991,669
                                                             ------------
TOTAL INVESTMENTS - 100.88%
   (Cost $161,991,618)** ............................         185,989,862
                                                             ------------
NET OTHER ASSETS AND LIABILITIES - (0.88)% ..........          (1,616,494)
                                                             ------------
NET ASSETS - 100.00% ................................        $184,373,368
                                                             ============

---------
*    Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $  27,363,863
Gross unrealized depreciation ...      (3,365,619)
                                    -------------
Net unrealized appreciation .....   $  23,998,244
                                    =============

SP ADR Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD SMALL CAP VALUE FUND                             JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Utilities                                                                    2%
Materials                                                                    3%
Energy                                                                       6%
Health Care                                                                  6%
Consumer Staples                                                            13%
Information Technology                                                      13%
Cash & Net Other Assets and Liabilities                                      2%
Telecomunication Services                                                    1%
Consumer Discretionary                                                      25%
Financials                                                                  15%
Industrials                                                                 14%

% of Total Net Assets

                                                                        MARKET
 SHARES                                                                 VALUE
--------                                                            ------------
COMMON STOCKS - 97.95%
            CONSUMER DISCRETIONARY - 24.75%
 241,979    Ascena Retail Group * ...............................   $  7,820,761
  40,999    Ascent Capital Group, Class A * .....................      1,972,462
 424,060    Big Lots * ..........................................     14,770,010
 195,180    Bob Evans Farms .....................................      6,741,517
  64,500    Citi Trends * .......................................        904,935
 133,989    Cracker Barrel Old Country Store ....................      6,044,244
 106,880    DreamWorks Animation SKG, Class A * .................      2,336,397
 351,868    Fred's, Class A .....................................      4,637,620
  59,262    Frisch's Restaurants (a) ............................      1,249,836
 540,608    Mac-Gray (a) ........................................      7,946,938
 394,230    Madison Square Garden, Class A * ....................     10,447,095
 224,339    Monarch Casino & Resort * ...........................      2,591,115
 531,560    Pep Boys - Manny, Moe, & Jack .......................      5,714,270
 317,095    Rent-A-Center .......................................      8,577,420
  54,530    Skechers U.S.A., Class A * ..........................        907,925
 136,820    True Religion Apparel * .............................      4,609,466
 173,670    WMS Industries * ....................................      4,788,082
                                                                    ------------
                                                                      92,060,093
                                                                    ------------

            CONSUMER STAPLES - 12.77%
 541,300    Cott (Canada) * .....................................      4,487,377
 481,707    Harbinger Group * ...................................      2,557,864
 178,900    Industrias Bachoco, SP ADR (Mexico) (a) .............      4,189,838
 100,463    J & J Snack Foods ...................................      5,192,932
 388,999    Ruddick .............................................     16,299,058
 122,090    Seneca Foods, Class A * .............................      3,162,131
 232,245    Village Super Market, Class A . .....................      6,242,746
 599,280    Winn-Dixie Stores * .................................      5,381,534
                                                                    ------------
                                                                      47,513,480
                                                                    ------------

            ENERGY - 6.02%
 218,120    Cloud Peak Energy * .................................      4,864,076
 205,973    Endeavour International * ...........................      2,582,901
 652,975    Evolution Petroleum * (a) ...........................      4,792,836
 545,138    Miller Energy Resources * ...........................      2,404,059
 176,260    Penn Virginia .......................................      2,312,531
 177,650    Rex Energy * ........................................      1,966,585
 269,009    TETRA Technologies * ................................      3,462,146
                                                                    ------------
                                                                      22,385,134
                                                                    ------------

            FINANCIALS - 14.90%
 318,261    Alterra Capital Holdings (Bahamas) ..................      6,934,907
 116,410    Avatar Holdings * ...................................      1,781,073
  28,863    Capital Southwest ...................................      2,710,524
 289,100    Dime Community Bancshares ...........................      4,061,855
 214,380    Federated Investors, Class B ........................      4,581,301
  31,845    First Citizens BancShares, Class A ..................      5,735,921
  18,043    Gyrodyne Company of America REIT * (a) ..............      1,177,306
 275,580    Hilltop Holdings * ..................................      2,411,325
 358,309    Medallion Financial .................................      3,325,108
  72,977    Navigators Group * ..................................      3,440,136
 135,079    Oppenheimer Holdings, Class A .......................      3,495,845
 390,300    SWS Group ...........................................      2,127,135
  43,025    Tompkins Financial ..................................      1,738,210
  28,277    White Mountains Insurance Group .....................     11,915,645
                                                                    ------------
                                                                      55,436,291
                                                                    ------------

            HEALTH CARE - 6.16%
  48,395    Chemed ..............................................      2,942,900
 148,390    Ensign Group ........................................      4,214,276
 197,580    ICU Medical * .......................................      8,393,198
  38,096    National Healthcare .................................      1,812,227
 158,280    STERIS ..............................................      5,538,217
                                                                    ------------
                                                                      22,900,818
                                                                    ------------

            INDUSTRIALS - 14.53%
 100,170    ABM Industries ......................................      2,253,825
  81,150    Aircastle ...........................................        929,167
  55,430    Allegiant Travel * ..................................      2,385,153
 420,276    Brink's .............................................     12,541,036
  39,516    Cubic ...............................................      1,918,107
 239,380    Dolan * .............................................      1,898,283
 155,699    G & K Services, Class A .............................      5,304,665
 474,700    Geo Group * .........................................      9,873,760
 113,819    Insperity ...........................................      3,325,791
 213,993    Standard Parking * ..................................      3,560,844
 113,635    Tutor Perini ........................................      1,793,160
 150,863    Unifirst ............................................      8,274,836
                                                                    ------------
                                                                      54,058,627
                                                                    ------------

            INFORMATION TECHNOLOGY - 12.94%
  44,821    Computer Services ...................................      1,344,630
  88,640    Convergys * .........................................      1,102,682
 263,060    CSG Systems International * .........................      4,671,946
 193,070    DST Systems .........................................      9,883,253
 269,333    Electro Rent ........................................      4,352,421
 423,553    Ingram Micro, Class A * .............................      7,856,908
 136,920    Ituran Location and Control (Israel) ................      1,860,743
  68,280    j2 Global Communications ............................      1,825,807
 174,760    Mantech International, Class A . ....................      7,130,208
 311,760    NeuStar, Class A * ..................................      8,118,230
                                                                    ------------
                                                                      48,146,828
                                                                    ------------

            MATERIALS - 2.90%
  95,783    AptarGroup ..........................................      4,889,722
  74,270    Stepan ..............................................      5,889,611
                                                                    ------------
                                                                      10,779,333
                                                                    ------------

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD SMALL CAP VALUE FUND                              JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED


                                                                        MARKET
 SHARES                                                                 VALUE
---------                                                           -------------
            TELECOMMUNICATION SERVICES - 0.81%
   79,560   Atlantic Tele-Network ...............................   $   3,004,981
                                                                    -------------
            UTILITIES - 2.17%
  183,430   Avista ..............................................       4,624,270
   93,440   UniSource Energy ....................................       3,440,461
                                                                    -------------
                                                                        8,064,731
                                                                    -------------
            TOTAL COMMON STOCKS
              (Cost $297,631,392) ...............................     364,350,316
                                                                    -------------

INVESTMENT COMPANY - 1.07%
3,974,807   BlackRock Liquidity Funds TempFund Portfolio ........       3,974,807
                                                                    -------------
            TOTAL INVESTMENT COMPANY
              (Cost $3,974,807) .................................       3,974,807
                                                                    -------------
TOTAL INVESTMENTS - 99.02%
 (Cost $301,606,199)** ..........................................     368,325,123
                                                                    -------------
NET OTHER ASSETS AND LIABILITIES - 0.98% ........................       3,663,954
                                                                    -------------
NET ASSETS - 100.00% ............................................   $ 371,989,077
                                                                    =============

----------
        *   Non-income producing security.

       ** At July 31, 2011, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation .......................   $  73,639,130
            Gross unrealized depreciation .......................      (6,920,206)
                                                                    -------------
            Net unrealized appreciation .........................   $  66,718,924
                                                                    =============

      (a) These securities have been determined by the Sub-Adviser to be illiquid securities. At July 31, 2011, these securities amounted to $19,356,754 or 5.20% of net assets.

     REIT   Real Estate Investment Trust

   SP ADR   Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD INDEPENDENT VALUE FUND                           JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Utilities                                                                    4%
Health Care                                                                  4%
Financials                                                                   5%
Consumer Staples                                                             7%
Consumer Discretionary                                                      11%
Energy                                                                       3%
Industrials                                                                  3%
Cash & Net Other Assets and Liabilities                                     49%
Information Technology                                                      14%

% of Total Net Assets

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                        -------------
COMMON STOCKS - 51.06%
               CONSUMER DISCRETIONARY - 10.89%
     72,130    Aaron's .........................................   $   1,818,397
    212,505    Ambassadors Group ...............................       1,810,543
    289,803    American Greetings, Class A .....................       6,424,933
     95,010    Big Lots * ......................................       3,309,198
    159,527    Core-Mark Holding * .............................       5,940,785
     16,990    Frisch's Restaurants ............................         358,319
    181,651    Papa John's International * .....................       5,669,328
    134,130    Rent-A-Center ...................................       3,628,217
                                                                   -------------
                                                                      28,959,720
                                                                   -------------

               CONSUMER STAPLES - 7.04%
     13,079    Arden Group, Class A ............................       1,160,892
    378,507    Central Garden & Pet * ..........................       3,383,853
    271,590    Constellation Brands, Class A * .................       5,537,720
    409,870    Cott (Canada) * .................................       3,397,822
     69,933    Oil-Dri Corporation of America ..................       1,446,914
     94,217    Weis Markets ....................................       3,786,581
                                                                   -------------
                                                                      18,713,782
                                                                   -------------

               ENERGY - 2.52%
     64,274    Bill Barrett * ..................................       3,198,274
     55,727    Contango Oil & Gas * ............................       3,515,259
                                                                   -------------
                                                                       6,713,533
                                                                   -------------

               FINANCIALS - 5.12%
     49,406    Baldwin & Lyons, Class B .........................      1,197,107
    173,140    Brown & Brown ....................................      3,776,183
    226,690    Federated Investors, Class B .....................      4,844,365
    114,414    Potlatch, REIT ...................................      3,800,833
                                                                   -------------
                                                                      13,618,488
                                                                   -------------

               HEALTH CARE - 4.03%
     26,884    Bio-Rad Laboratories, Class A * ..................      2,930,356
    182,966    ICU Medical * ....................................      7,772,396
                                                                   -------------
                                                                      10,702,752
                                                                   -------------

               INDUSTRIALS - 3.07%
     59,257    Alamo Group ......................................      1,416,835
    123,230    Unifirst .........................................      6,759,166
                                                                   -------------
                                                                       8,176,001
                                                                   -------------

               INFORMATION TECHNOLOGY - 14.44%
    397,850    CSG Systems International * ......................      7,065,816
    399,755    EPIQ Systems .....................................      5,164,835
    223,995    Mantech International, Class A ...................      9,138,996
    107,310    NeuStar, Class A * ...............................      2,794,352
    542,390    Tellabs ..........................................      2,245,495
    644,507    Total System Services ............................     11,994,275
                                                                   -------------
                                                                      38,403,769
                                                                   -------------

               UTILITIES - 3.95%
    196,429    Artesian Resources, Class A ......................      3,575,008
    165,000    Avista ...........................................      4,159,650
    151,290    California Water Service Group ...................      2,770,120
                                                                   -------------
                                                                      10,504,778
                                                                   -------------

               TOTAL COMMON STOCKS
                 (Cost $138,620,714) ............................    135,792,823
                                                                   -------------
INVESTMENT COMPANY - 52.51%
139,645,644    BlackRock Liquidity Funds Treasury Trust
                 Fund Portfolio .................................    139,645,644
                                                                   -------------
               TOTAL INVESTMENT COMPANY
                 (Cost $139,645,644) ............................    139,645,644
                                                                   -------------
TOTAL INVESTMENTS - 103.57%
  (Cost $278,266,358)** .........................................    275,438,467
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (3.57)% ......................     (9,489,715)
                                                                   -------------
NET ASSETS - 100.00% ............................................  $ 265,948,752
                                                                   =============

----------
       *   Non-income producing security.

      ** At July 31, 2011, cost is identical for book and Federal income tax purposes.

           Gross unrealized appreciation ........................  $   2,267,559
           Gross unrealized depreciation ........................     (5,095,450)
                                                                   -------------
           Net unrealized depreciation ..........................  $  (2,827,891)
                                                                   =============
    REIT   Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/BARINGS INTERNATIONAL FUND                                   JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Cash & Net Other Assets and Liabilities                                     4%
Telecommunication Services                                                  6%
Information Technology                                                      7%
Industrials                                                                 8%
Consumer Staples                                                            8%
Consumer Discretionary                                                     10%
Health Care                                                                11%
Utilities                                                                   1%
Financials                                                                 20%
Energy                                                                     13%
Materials                                                                  12%

% of Total Net Assets

                                                                          MARKET
 SHARES                                                                    VALUE
--------                                                               ------------
COMMON STOCKS - 96.21%
            AUSTRALIA - 4.30%
 141,262    Foster's Group ..........................................  $    783,712
  23,039    Newcrest Mining (a) .....................................     1,004,664
 253,754    Paladin Energy * (a) ....................................       729,045
                                                                       ------------
                                                                          2,517,421
                                                                       ------------

            CHINA - 1.15%
   4,300    Baidu, SP ADR * .........................................       675,401
                                                                       ------------

            FRANCE - 7.72%
   8,915    Pernod-Ricard (a) .......................................       883,183
  12,899    Sanofi (a) ..............................................     1,002,263
  37,073    SES .....................................................     1,003,348
  42,365    Suez Environnement (a) ..................................       785,335
  15,576    Total (a) ...............................................       841,861
                                                                       ------------
                                                                          4,515,990
                                                                       ------------

            GERMANY - 7.83%
  11,703    Bayer (a) ...............................................       936,247
   8,744    Bayerische Motoren Werke (a) ............................       874,158
  11,212    Deutsche Boerse * .......................................       832,595
  11,604    Fresenius (a) ...........................................     1,241,501
   4,698    Muenchener Rueckversicherungs- Gesellschaft (a) .........       693,289
                                                                       ------------
                                                                          4,577,790
                                                                       ------------

            HONG KONG - 2.42%
 236,000    SJM Holdings (a) ........................................       593,491
  54,000    Sun Hung Kai Properties (a) .............................       820,744
                                                                       ------------
                                                                          1,414,235
                                                                       ------------

            INDIA - 1.20%
  10,234    Niko Resources ..........................................       703,832
                                                                       ------------

            ISRAEL - 1.64%
  56,932    Israel Chemicals (a) ....................................       957,229
                                                                       ------------

            ITALY - 1.31%
  35,329    ENI (a) .................................................       767,739
                                                                       ------------

            JAPAN - 20.87%
  52,400    Chugai Pharmaceutical (a) ...............................       930,509
   9,200    Daito Trust Construction (a) ............................       885,566
   4,400    FANUC (a) ...............................................       832,358
  62,000    Hitachi Metals (a) ......................................       875,525
  20,200    Honda Motor (a) .........................................       801,454
     656    Jupiter Telecommunications (a) ..........................       764,059
   3,000    KEYENCE (a) .............................................       848,202
   8,600    Kyocera (a) .............................................       918,359
  33,400    Mitsubishi (a) ..........................................       893,322
   9,100    Nidec (a) ...............................................       905,406
     471    NTT DoCoMo (a) ..........................................       871,540
     818    Rakuten (a) .............................................       834,358
  31,700    Tokio Marine Holdings (a) ...............................       934,802
  20,100    UniCharm (a) ............................................       907,571
                                                                       ------------
                                                                         12,203,031
                                                                       ------------

            MEXICO - 1.47%
  33,238    America Movil, Class L, ADR .............................       857,540
                                                                       ------------

            NETHERLANDS - 1.45%
  14,371    Heineken (a) ............................................       850,347
                                                                       ------------

            NORWAY - 1.46%
 719,804    Marine Harvest ..........................................       418,971
   7,657    Yara International (a) ..................................       437,369
                                                                       ------------
                                                                            856,340
                                                                       ------------

            PAPUA NEW GUINEA - 1.50%
 116,800    Oil Search (a) ..........................................       876,373
                                                                       ------------

            RUSSIA - 1.63%
  64,820    Gazprom, SP ADR * .......................................       950,261
                                                                       ------------

            SINGAPORE - 3.06%
  69,000    DBS Group Holdings (a) ..................................       889,189
  97,700    Keppel (a) ..............................................       897,973
                                                                       ------------
                                                                          1,787,162
                                                                       ------------

            SOUTH KOREA - 3.29%
  46,549    KT, SP ADR ..............................................       919,808
   5,048    NHN * (a) ...............................................     1,004,900
                                                                       ------------
                                                                          1,924,708
                                                                       ------------

            SPAIN - 0.75%
  19,939    Grifols * (a) ...........................................       435,811
                                                                       ------------

            SWEDEN - 1.44%
 110,373    TeliaSonera (a) .........................................       844,045
                                                                       ------------

            SWITZERLAND - 8.08%
  25,250    Julius Baer Group * (a) .................................     1,072,850
   5,731    Roche Holding (a) .......................................     1,028,404
   2,715    Syngenta * (a) ..........................................       864,279
  53,258    UBS * (a) ...............................................       879,212
   3,697    Zurich Financial Services * (a) .........................       879,156
                                                                       ------------
                                                                          4,723,901
                                                                       ------------

            UNITED KINGDOM - 23.64%
  37,041    Admiral Group (a) .......................................       939,574
  30,503    Autonomy * (a) ..........................................       839,405
  39,482    BG Group (a) ............................................       930,845
 129,048    BP (a) ..................................................       972,583
 428,114    Centamin Egypt * (a) ....................................       949,229

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/BARINGS INTERNATIONAL FUND                                   JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) -  CONTINUED

                                                                               MARKET
  SHARES                                                                        VALUE
---------                                                                   -------------
             UNITED KINGDOM (CONTINUED)
   91,670    ICAP (a) ....................................................  $     670,731
   26,336    Imperial Tobacco Group (a) ..................................        911,656
   73,358    Prudential (a) ..............................................        826,318
   10,036    Randgold Resources (a) ......................................        911,012
  192,170    Resolution (a) ..............................................        868,806
   11,812    Rio Tinto (a) ...............................................        833,790
   85,146    Rolls-Royce Holdings * (a) ..................................        909,035
   25,794    Shire (a) ...................................................        895,272
   32,073    Standard Chartered (a) ......................................        817,023
   37,192    Tullow Oil (a) ..............................................        747,180
   70,990    WPP (a) .....................................................        804,566
                                                                            -------------
                                                                               13,827,025
                                                                            -------------
             TOTAL COMMON STOCKS
               (Cost $49,087,786) ........................................     56,266,181
                                                                            -------------
INVESTMENT COMPANY - 3.71%
2,168,501    BlackRock Liquidity Funds
               TempCash Portfolio ........................................      2,168,501
                                                                            -------------
             TOTAL INVESTMENT COMPANY
              (Cost $2,168,501) ..........................................      2,168,501
                                                                            -------------
TOTAL INVESTMENTS - 99.92%
  (Cost $51,256,287)** ...................................................     58,434,682
                                                                            -------------
NET OTHER ASSETS AND LIABILITIES - 0.08% .................................         46,900
                                                                            -------------
NET ASSETS - 100.00% .....................................................  $  58,481,582
                                                                            =============

----------
        *    Non-income producing security.

       ** At July 31, 2011, cost is identical for book and Federal income tax purposes.

             Gross unrealized appreciation ...............................  $   8,206,326
             Gross unrealized depreciation ...............................     (1,027,931)
                                                                            -------------
             Net unrealized appreciation .................................  $   7,178,395
                                                                            =============

     (a) Securities with a total aggregate market value of $49,120,713 or 83.99% of the net assets were valued under the fair value procedures approved by the Fund's Board of Trustees.

     ADR    American Depositary Receipt

  SP ADR    Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/NEPTUNE INTERNATIONAL FUND                                   JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   [PIE CHART]

Health Care                                                                 4%
Cash & Net Other Assets and Liabilities                                     6%
Financials                                                                  7%
Consumer Discretionary                                                      7%
Industrials                                                                12%
Information Technology                                                     13%
Telecommunication Services                                                  2%
Materials                                                                  18%
Energy                                                                     16%
Consumer Staples                                                           15%

% of Total Net Assets

                                                                           MARKET
 SHARES                                                                     VALUE
--------                                                                ------------
COMMON STOCKS - 94.01%
            BRAZIL - 1.69%
   1,000    Petroleo Brasileiro, ADR ................................   $     33,970
                                                                        ------------

            CHINA - 27.06%
   1,000    Baidu, SP ADR * .........................................        157,070
  10,000    China Life Insurance (a) ................................         33,350
   5,000    China Mobile (a) ........................................         49,744
  25,000    China Oilfield Services (a) .............................         43,728
   7,000    China Resources Enterprise (a) ..........................         30,348
  40,000    China South Locomotive and Rolling Stock (a) ............         28,966
  30,000    Mandarin Oriental International .........................         63,000
  40,000    PetroChina, Class H (a) .................................         57,075
  21,666    Shangri-La Asia (a) .....................................         55,801
   1,000    Tencent Holdings (a) ....................................         25,961
                                                                        ------------
                                                                             545,043
                                                                        ------------

            FRANCE - 2.28%
     850    Total (a) ...............................................         45,941
                                                                        ------------

            INDIA - 1.54%
     500    Infosys Technologies, SP ADR ............................         31,110
                                                                        ------------

            JAPAN - 10.92%
     300    FANUC (a) ...............................................         56,752
   2,000    Komatsu (a) .............................................         62,437
   3,500    Kubota (a) ..............................................         31,766
   1,200    Sony (a) ................................................         30,099
   5,000    Toray Industries (a) ....................................         38,882
                                                                        ------------
                                                                             219,936
                                                                        ------------

            KAZAKHSTAN - 3.06%
  17,140    Polyus Gold International, SP GDR * .....................         61,704
                                                                        ------------

            LUXEMBOURG - 0.83%
     500    Evraz Group, GDR * (a) ..................................         16,650
                                                                        ------------

            NETHERLANDS - 3.03%
   1,000    Akzo Nobel (a) ..........................................         61,083
                                                                        ------------

            NORWAY - 2.84%
   1,000    Yara International (a) ..................................         57,120
                                                                        ------------

            RUSSIA - 13.99%
   4,000    Gazprom, SP ADR * .......................................         58,640
     500    LUKOIL, SP ADR ..........................................         33,575
   2,000    Mining and Metallurgical Company Norilsk
              Nickel, ADR * .........................................         54,080
   5,000    Rosneft Oil, GDR (a) ....................................         42,433
   2,750    Sberbank, SP ADR ........................................         41,113
   1,250    X 5 Retail Group, GDR * (a) .............................         51,958
                                                                        ------------
                                                                             281,799
                                                                        ------------

            SWITZERLAND - 2.43%
     800    Novartis AG (a) .........................................         49,042
                                                                        ------------

            TAIWAN - 1.84%
   3,000    Taiwan Semiconductor Manufacturing, SP ADR ..............         37,080
                                                                        ------------

            UNITED KINGDOM - 22.50%
   1,300    Antofagasta PLC (a) .....................................         29,856
   1,300    BHP Billiton PLC (a) ....................................         48,561
   1,000    British American Tobacco (a) ............................         46,161
   2,500    Diageo (a) ..............................................         50,852
   1,000    GlaxoSmithKline (a) .....................................         22,295
   2,999    HSBC Holdings (a) .......................................         29,238
   1,000    Imperial Tobacco Group (a) ..............................         34,616
   5,000    Rolls-Royce Holdings * (a) ..............................         53,381
   1,687    Standard Chartered (a) ..................................         42,974
   5,000    Tesco (a) ...............................................         31,407
   2,000    Unilever (a) ............................................         63,841
                                                                        ------------
                                                                             453,182
                                                                        ------------
            TOTAL COMMON STOCKS
             (Cost $1,755,516) ......................................      1,893,660
                                                                        ------------
INVESTMENT COMPANY - 6.85%
 137,919    BlackRock Liquidity Funds TempCash Portfolio ............        137,919
                                                                        ------------
            TOTAL INVESTMENT COMPANY
             (Cost $137,919) ........................................        137,919
                                                                        ------------
TOTAL INVESTMENTS - 100.86%
   (Cost $1,893,435)** ..............................................      2,031,579
                                                                        ------------
NET OTHER ASSETS AND LIABILITIES - (0.86)% ..........................        (17,372)
                                                                        ------------
NET ASSETS - 100.00% ................................................   $  2,014,207
                                                                        ============

----------
    *     Non-income producing security.

   ** At July 31, 2011, cost is identical for book and Federal income tax purposes.

          Gross unrealized appreciation .............................   $    310,846
          Gross unrealized depreciation .............................       (172,702)
                                                                        ------------
          Net unrealized appreciation ...............................   $    138,144
                                                                        ============

    (a) Securities with a total aggregate market value of $1,322,318 or 65.65% of the net assets, were valued under the fair value procedures approved by the Fund's Board of Trustees.

    ADR   American Depositary Receipt

    GDR   Global Depositary Receipt

 SP ADR   Sponsored American Depositary Receipt

 SP GDR   Sponsored Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/NEPTUNE INTERNATIONAL FUND                                   JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

Forward foreign currency contracts outstanding as of July 31, 2011 were as follows:

                           PRINCIPAL                                   NET
 CONTRACTS                 AMOUNT                                  UNREALIZED
 TO BUY OR                COVERED BY                               APPRECIATION/
  TO SELL      CURRENCY    CONTRACTS   EXPIRATION   COUNTERPARTY  (DEPRECIATION)
------------   --------   ----------   ----------   ------------  --------------
      Buy        JPY       1,701,212      02/12         RBC       $       870
     Sell        JPY      17,012,125      02/12         JPM           (21,141)
                                                                  -----------
                                                                  $   (20,271)
                                                                  ===========

JPY  Japanese Yen

JPM  JPMorgan Chase

RBC  Royal Bank of Canada

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND                        JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Arbitrage                                                                                       7%
Cash & Net Other Assets and Liabilities                                                        18%
Hedged Fixed Income                                                                            22%
Hedged Futures/Commodities                                                                      7%
Long/Short Strategies                                                                          46%

% of Total Net Assets

                                                                                        MARKET
     SHARES                                                                             VALUE
---------------                                                                     --------------
INVESTMENT COMPANIES - 99.92%
                  ARBITRAGE - 6.86%
       7,907      Arbitrage Fund-I ...............................................  $      103,501
     154,678      Dunham Monthly Distribution Fund-N .............................       5,695,243
     470,697      Merger Fund ....................................................       7,549,977
                                                                                    --------------
                                                                                        13,348,721
                                                                                    --------------

                  HEDGED FIXED INCOME - 22.16%
     573,282      Driehaus Active Income Fund ....................................       6,323,297
     262,497      Driehaus Select Credit Fund ....................................       2,724,721
      11,532      Eaton Vance Global Macro Absolute Return Fund-I ................         117,166
     643,673      John Hancock Funds II - Strategic Income Opportunities Fund ....       7,215,576
     436,674      Loomis Sayles Absolute Strategies Fund .........................       4,353,638
     563,386      MainStay High Yield Opportunities Fund-I .......................       6,670,493
     624,960      Metropolitan West High Yield Bond Fund-I .......................       6,668,325
      75,100      ProShares UltraShort 20+ Year Treasury * .......................       2,364,148
     486,162      Templeton Global Total Return Fund-AD ..........................       6,670,139
                                                                                    --------------
                                                                                        43,107,503
                                                                                    --------------

                  HEDGED FUTURES/COMMODITIES - 6.92%
     335,789      Altegris Managed Futures Strategy Fund-I .......................       3,354,533
     321,018      ASG Managed Futures Strategy Fund-Y ............................       3,566,515
     351,872      Managers AMG Funds - FQ Global Alternatives Fund * .............       3,173,881
     324,138      MutualHedge Frontier Legends Fund * ............................       3,361,315
                                                                                    --------------
                                                                                        13,456,244
                                                                                    --------------

                  LONG/SHORT STRATEGIES - 45.73%
     642,702      FPA Crescent Fund-I ............................................      17,667,888
     240,303      Needham Aggressive Growth Fund .................................       3,784,777
     288,973      Needham Small Cap Growth Fund ..................................       3,831,779
   1,388,190      Robeco Boston Partners Long/Short Equity Fund-IS ...............      28,693,886
     258,153      Royce Global Select Fund-INV . .................................       5,124,342
      68,766      Royce Select Fund I ............................................       1,444,769
   1,183,550      The Weitz Funds - Partners III Opportunity Fund ................      14,344,622
       9,991      Turner Medical Sciences Long/Short Fund * ......................         104,900
   1,075,407      Wasatch-1st Source Long/Short Fund .............................      13,969,540
                                                                                    --------------
                                                                                        88,966,503
                                                                                    --------------

                  CASH EQUIVALENTS - 18.25%
  35,508,555      BlackRock Liquidity Funds Treasury Trust Fund Portfolio ........      35,508,555
                                                                                    --------------

                  TOTAL INVESTMENT COMPANIES
                      (Cost $195,800,374) ........................................     194,387,526
                                                                                    --------------

TOTAL INVESTMENTS - 99.92%
   (Cost $195,800,374)** .........................................................     194,387,526
                                                                                    --------------
NET OTHER ASSETS AND LIABILITIES - 0.08% .........................................         159,395
                                                                                    --------------
NET ASSETS - 100.00% .............................................................  $  194,546,921
                                                                                    ==============

----------
       *    Non-income producing security.

      ** At July 31, 2011, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation ........................................  $    1,189,360
            Gross unrealized depreciation ........................................      (2,602,208)
                                                                                    --------------
            Net unrealized depreciation ..........................................  $   (1,412,848)
                                                                                    ==============

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/DYNAMIC ALLOCATION FUND                                      JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Real Estate                                                                             6%
Cash & Net Other Assets and Liabilities                                                 8%
Commodities                                                                             8%
Domestic Equities                                                                      20%
International Equities                                                                  5%
Domestic Fixed Income                                                                  53%

% of Total Net Assets

                                                                                 MARKET
  SHARES                                                                          VALUE
-----------                                                                   ------------
EXCHANGE TRADED FUNDS - 92.59%
               COMMODITIES - 8.13%
     35,654    iShares Silver Trust * ......................................  $  1,384,445
     14,664    SPDR Gold Shares * ..........................................     2,322,924
                                                                              ------------
                                                                                 3,707,369
                                                                              ------------

               DOMESTIC EQUITIES - 20.05%
     12,326    Energy Select Sector SPDR Fund ..............................       943,186
     19,471    Industrial Select Sector SPDR Fund ..........................       674,475
      8,972    iShares Dow Jones U.S. Basic Materials Sector Index Fund ....       693,087
      9,893    iShares Russell 2000 Growth Index Fund ......................       901,945
     15,317    iShares Russell Midcap Growth Index Fund ....................       910,136
     49,301    iShares Russell Midcap Value Index Fund .....................     2,261,437
     14,683    Market Vectors-Coal .........................................       715,209
      7,966    SPDR S&P Midcap 400 ETF Trust, Series 1 .....................     1,363,062
     20,448    Utilities Select Sector SPDR Fund ...........................       678,056
                                                                              ------------
                                                                                 9,140,593
                                                                              ------------

               DOMESTIC FIXED INCOME - 53.40%
    179,421    iShares Barclays 1-3 Year Treasury Bond Fund ................    15,157,486
     16,476    iShares iBoxx Investment Grade Corporate Bond Fund ..........     1,852,232
    160,137    SPDR Barclays Capital 1-3 Month T-Bill ETF * ................     7,343,883
                                                                              ------------
                                                                                24,353,601
                                                                              ------------


               INTERNATIONAL EQUITIES - 5.00%
     20,778    iShares MSCI South Korea Index Fund .........................     1,364,699
     23,211    Market Vectors Russia .......................................       916,834
                                                                              ------------
                                                                                 2,281,533
                                                                              ------------

               REAL ESTATE - 6.01%
     44,911    Vanguard REIT ...............................................     2,741,367
                                                                              ------------
               TOTAL EXCHANGE TRADED FUNDS
                (Cost $41,326,302) .........................................    42,224,463
                                                                              ------------

INVESTMENT COMPANY - 2.30%
  1,050,233    BlackRock Liquidity Funds TempCash Portfolio ................     1,050,233
                                                                              ------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,050,233) ..........................................     1,050,233
                                                                              ------------
TOTAL INVESTMENTS - 94.89%
  (Cost $42,376,535)** .....................................................    43,274,696
                                                                              ------------
NET OTHER ASSETS AND LIABILITIES - 5.11% ...................................     2,329,420
                                                                              ------------
NET ASSETS - 100.00% .......................................................  $ 45,604,116
                                                                              ============

----------
       *    Non-income producing security.

      ** At July 31, 2011, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation ..................................  $  1,071,499
            Gross unrealized depreciation ..................................      (173,338)
                                                                              ------------
            Net unrealized appreciation ....................................  $    898,161
                                                                              ============

     ETF   Exchange-Traded Fund

    MSCI   Morgan Stanley Capital International

    REIT   Real Estate Investment Trust

     S&P   Standard & Poor

    SPDR   Standard & Poor's Depositary Receipt

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/M.D. SASS ENHANCED EQUITY FUND                            JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Cash & Net Other Assets and Liabilities                                                 2%
Consumer Staples                                                                        7%
Health Care                                                                             9%
Industrials                                                                             9%
Financials                                                                             14%
Telecommunication Services                                                              2%
Purchased Options                                                                       2%
Information Technology                                                                 23%
Utilities                                                                              17%
Consumer Discretionary                                                                 15%

% of Total Net Assets

                                                                                 MARKET
  SHARES                                                                         VALUE
-----------                                                                  -------------
COMMON STOCKS - 95.66%
                CONSUMER DISCRETIONARY - 14.68%
     95,000     Carnival (a) ..............................................  $   3,163,500
    145,000     International Game Technology (a) .........................      2,695,550
     70,000     Kohl's (a) ................................................      3,829,700
    135,000     Lowe's (a) ................................................      2,913,300
    220,000     Staples (a) ...............................................      3,533,200
                                                                             -------------
                                                                                16,135,250
                                                                             -------------
                CONSUMER STAPLES - 7.19%
     20,000     CVS Caremark (a) ..........................................        727,000
     50,000     PepsiCo (a) ...............................................      3,202,000
    130,000     Sysco (a) .................................................      3,976,700
                                                                             -------------
                                                                                 7,905,700
                                                                             -------------
                FINANCIALS - 13.73%
    240,000     Bank of America ...........................................      2,330,400
      3,000     Citigroup .................................................        115,020
     83,000     MetLife (a) ...............................................      3,420,430
     60,000     NYSE Euronext (a) .........................................      2,007,600
     48,000     PartnerRe (Bahamas) (a) ...................................      3,207,360
     50,000     SunTrust Banks (a) ........................................      1,224,500
    100,000     Wells Fargo (a) ...........................................      2,794,000
                                                                             -------------
                                                                                15,099,310
                                                                             -------------
                HEALTH CARE - 8.96%
     69,000     Abbott Laboratories (a) ...................................      3,541,080
     80,000     Eli Lilly (a) .............................................      3,064,000
     90,000     Medtronic (a) .............................................      3,244,500
                                                                             -------------
                                                                                 9,849,580
                                                                             -------------
                INDUSTRIALS - 9.27%
    150,000     General Electric (a) ......................................      2,686,500
     20,000     Lockheed Martin (a) .......................................      1,514,600
    130,000     Quanta Services * (a) .....................................      2,407,600
     80,000     Raytheon (a) ..............................................      3,578,400
                                                                             -------------
                                                                                10,187,100
                                                                             -------------
                INFORMATION TECHNOLOGY - 22.84%
    215,000     Cisco Systems (a) .........................................      3,433,550
    185,000     Corning (a) ...............................................      2,943,350
     80,000     Harris (a) ................................................      3,189,600
    175,000     Intel (a) .................................................      3,907,750
    160,000     Microsoft (a) .............................................      4,384,000
     45,000     Visa, Class A (a) .........................................      3,849,300
    365,000     Xerox (a) .................................................      3,405,450
                                                                             -------------
                                                                                25,113,000
                                                                             -------------
                TELECOMMUNICATION SERVICES - 2.13%
     80,000     AT&T (a) ..................................................      2,340,800
                                                                             -------------

                UTILITIES - 16.86%
    100,000     Constellation Energy Group (a) . ..........................      3,883,000
     55,000     Entergy (a) ...............................................      3,674,000
     93,000     Exelon (a) ................................................      4,098,510
     61,200     FirstEnergy (a) ...........................................      2,732,580
      4,600     Progress Energy (a) .......................................        215,004
    120,000     Public Service Enterprise Group (a) .......................      3,930,000
                                                                             -------------
                                                                                18,533,094
                                                                             -------------
                TOTAL COMMON STOCKS
                  (Cost $108,639,769) .....................................    105,163,834
                                                                             -------------

NUMBER OF
CONTRACTS
-----------
PURCHASED OPTIONS - 1.92%
                SPDR S&P 500 ETF Trust
        850     Strike @ $117 Exp 09/17/11 ................................        102,000
        860     Strike @ $118 Exp 09/17/11 ................................        113,520
      1,110     Strike @ $119 Exp 09/17/11 ................................        168,720
      1,120     Strike @ $120 Exp 09/17/11 ................................        187,040
      1,000     Strike @ $121 Exp 09/17/11 ................................        184,000
      1,200     Strike @ $118 Exp 09/30/11 ................................        195,600
      1,200     Strike @ $119 Exp 09/31/11 ................................        216,000
      1,700     Strike @ $120 Exp 09/30/11 ................................        334,900
      1,700     Strike @ $121 Exp 09/30/11 ................................        355,300
        500     Strike @ $122 Exp 09/30/11 ................................        120,000
        200     Strike @ $118 Exp 10/22/11 ................................         41,800
        200     Strike @ $119 Exp 10/22/11 ................................         46,600
        200     Strike @ $120 Exp 10/22/11 ................................         46,800
                                                                             -------------
                TOTAL PURCHASED OPTIONS
                  (Cost $1,360,775) .......................................      2,112,280
                                                                             -------------

  SHARES
-----------
INVESTMENT COMPANY - 6.93%
  7,614,282     BlackRock Liquidity Funds
                  FedFund Portfolio .......................................      7,614,282
                                                                             -------------
                TOTAL INVESTMENT COMPANY
                  (Cost $7,614,282) .......................................      7,614,282
                                                                             -------------
TOTAL INVESTMENTS - 104.51%
  (Cost $117,614,826)** ...................................................    114,890,396
                                                                             -------------
NET OTHER ASSETS AND LIABILITIES - (4.51)% ................................     (4,961,178)
                                                                             -------------
NET ASSETS - 100.00% ......................................................  $ 109,929,218
                                                                             =============

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/M.D. SASS ENHANCED EQUITY FUND                            JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

----------
*     Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......  $  5,181,345
Gross unrealized depreciation ......    (7,905,775)
                                      ------------
Net unrealized depreciation ........  $ (2,724,430)
                                      ============

(a)   These securities are pledged as collateral for call options written.

ETF   Exchange-Traded Fund

NYSE  New York Stock Exchange

S&P   Standard & Poor

SPDR  Standard & Poor's Depositary Receipt

Transactions in written call options for the period ended July 31, 2011 were as follows:

                                                               NUMBER OF
                                                               CONTRACTS     PREMIUM
                                                               ---------    -----------
BEGINNING OF PERIOD                                               31,691    $ 3,105,267
CALL OPTIONS WRITTEN                                              88,331      7,436,741
CALL OPTIONS CLOSED OR EXPIRED                                   (81,652)    (7,178,359)
CALL OPTIONS EXERCISED                                            (4,401)      (441,949)
                                                               ---------    -----------
OUTSTANDING, JULY 31, 2011                                        33,969    $ 2,921,700
                                                               =========    ===========

Premiums received and value of written equity options outstanding as of July 31, 2011.

NUMBER OF                                                        PREMIUM        MARKET
CONTRACTS      DESCRIPTION                                       RECEIVED       VALUE
----------     --------------------------------------------    -----------   ------------
               Abbott Laboratories
       690     Strike @ $52.5 Exp 08/11 ...................    $    55,058   $     22,080
               AT&T
       120     Strike @ $30 Exp 10/11 .....................          7,288          7,920
       167     Strike @ $32 Exp 10/11 .....................         12,355          2,672
               Carnival
       132     Strike @ $44 Exp 10/11 .....................         15,574            660
       818     Strike @ $41 Exp 01/12 .....................        105,331         57,260
               Cisco Systems
       200     Strike @ $20 Exp 10/11 .....................         24,533          1,600
     1,950     Strike @ $19 Exp 01/12 .....................         87,775         79,950
               Constellation Energy Group
       600     Strike @ $39 Exp 01/12 .....................         63,357        109,500
       400     Strike @ $41 Exp 01/12 .....................         19,594         38,000
               Corning
     1,850     Strike @ $19 Exp 02/12 .....................         94,510         93,425
               CVS Caremark
       200     Strike @ $37 Exp 08/11 .....................         15,197         15,400
               Eli Lilly
       800     Strike @ $36 Exp 10/11 .....................         75,411        184,000
               Entergy
        19     Strike @ $75 Exp 01/12 .....................          2,883          1,045
               Exelon
       930     Strike @ $45 Exp 01/12 .....................        100,438        144,150
               FirstEnergy
       612     Strike @ $40 Exp 10/11 .....................         54,721        290,700
               General Electric
        10     Strike @ $21 Exp 12/11 .....................          1,040            210
       450     Strike @ $20 Exp 01/12 .....................         33,293         22,050
     1,040     Strike @ $20 Exp 03/12 .....................         87,426         63,440
               Harris
       198     Strike @ $50 Exp 11/11 .....................         22,371          5,940
       577     Strike @ $50 Exp 01/12 .....................         76,731         18,753
               Intel
     1,550     Strike @ $22 Exp 10/11 .....................        113,675        196,850
       200     Strike @ $23 Exp 10/11 .....................         11,797         16,000
     1,450     International Game Technology
               Strike @ $17 Exp 10/11 .....................        111,032        362,500
               Kohl's
        50     Strike @ $57.5 Exp 10/11 ...................         12,399          8,000
       650     Strike @ $62.5 Exp 10/11 ...................         69,708         29,250
               Lockheed Martin
       200     Strike @ $85 Exp 12/11 .....................         48,134         17,000
               Lowe's
       240     Strike @ $24 Exp 08/11 .....................          9,355          1,920
       229     Strike @ $25 Exp 08/11 .....................          4,346            916
       781     Strike @ $25 Exp 01/12                               56,213         38,269
               Medtronic
       730     Strike @ $43 Exp 01/12 .....................         83,974         29,930
        70     Strike @ $44 Exp 01/12 .....................          9,939          2,170
               MetLife
       830     Strike @ $46 Exp 01/12 .....................        111,206        123,670
               Microsoft
       700     Strike @ $27 Exp 10/11 .....................         34,999        108,500
       900     Strike @ $29 Exp 01/12 .....................         42,096        101,700
               NYSE Euronext
       200     Strike @ $36 Exp 12/11 .....................         36,799         22,000
       400     Strike @ $36 Exp 01/12 .....................         53,193         50,600
               PartnerRe (Bahamas)
       480     Strike @ $75 Exp 02/12 .....................         71,028         45,600
               PepsiCo
       400     Strike @ $67.5 Exp 10/11 ...................         54,797         23,200
               Progress Energy
        25     Strike @ $47 Exp 10/11 .....................          2,575          2,625
        21     Strike @ $49 Exp 10/11 .....................          1,449            735
               Public Service Enterprise Group
     1,100     Strike @ $35 Exp 09/11 .....................         81,398         27,500
       100     Strike @ $35 Exp 12/11 .....................          7,692          6,500
               Quanta Services
       200     Strike @ $22 Exp 08/11 .....................         31,841          1,000
     1,100     Strike @ $22 Exp 11/11 .....................        106,231         38,500
               Raytheon
       800     Strike @ $52.5 Exp 11/11 ...................        102,446         13,600
               Staples
     1,900     Strike @ $19 Exp 01/12 .....................        121,598         71,250
               SunTrust Banks
       500     Strike @ $28 Exp 01/12 .....................         57,304         57,500
               Sysco
       450     Strike @ $29 Exp 08/11 .....................         28,793         90,450
       850     Strike @ $29 Exp 11/11 .....................         75,636        199,750
               Visa, Class A
        50     Strike @ $80 Exp 09/11 .....................         16,649         38,250
       400     Strike @ $80 Exp 12/11 .....................        135,452        376,000
               Wells Fargo
     1,000     Strike @ $33 Exp 01/12 .....................        102,983         66,000
               Xerox
     3,650     Strike @ $11 Exp 01/12 .....................        160,077         98,550
                                                               -----------   ------------
               TOTAL WRITTEN CALL OPTIONS .................    $ 2,921,700   $  3,425,040
                                                               ===========   ============

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD LONG-SHORT FUND                                   JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Consumer Discretionary                                                                   7%
Financials                                                                               7%
Energy                                                                                   8%
Information Technology                                                                  13%
Industrials                                                                             15%
Consumer Staples                                                                         6%
Cash & Net Other Assets and Liabilities                                                 47%

% of Total Net Assets

The chart represents total investments in the Fund. Exchange Traded Funds and Materials are negative 1.42% and 2.01%, respectively and cannot be represented in the pie chart format.

                                                                                   MARKET
  SHARES                                                                           VALUE
---------                                                                       -----------
COMMON STOCKS - 72.18%
              CONSUMER DISCRETIONARY - 15.60%
    4,172     Big Lots * ....................................................   $   145,311
    7,771     Liberty Media, Class A * ......................................       127,522
    4,936     Madison Square Garden, Class A * ..............................       130,804
    3,627     Target ........................................................       186,754
    4,153     WMS Industries * ..............................................       114,498
                                                                                -----------
                                                                                    704,889
                                                                                -----------

              CONSUMER STAPLES - 6.14%
   15,696     Cott (Canada) * ...............................................       130,120
    4,050     CVS Caremark ..................................................       147,218
                                                                                -----------
                                                                                    277,338
                                                                                -----------

              ENERGY - 9.56%
    2,882     Canadian Oil Sands ............................................        78,928
    6,004     Cloud Peak Energy * ...........................................       133,889
    1,748     Transocean ....................................................       107,607
    2,386     Ultra Petroleum * .............................................       111,712
                                                                                -----------
                                                                                    432,136
                                                                                -----------

              FINANCIALS - 7.10%
    1,979     PartnerRe (Bermuda) ...........................................       132,237
      448     White Mountains Insurance Group ...............................       188,783
                                                                                -----------
                                                                                    321,020
                                                                                -----------

              INDUSTRIALS - 16.80%
    2,277     Allegiant Travel * ............................................        97,979
    6,628     Brink's .......................................................       197,779
    5,603     Equifax .......................................................       192,519
    1,621     General Dynamics ..............................................       110,455
    5,536     Republic Services .............................................       160,710
                                                                                -----------
                                                                                    759,442
                                                                                -----------

              INFORMATION TECHNOLOGY - 16.98%
   10,388     Activision Blizzard ...........................................       122,994
    2,677     DST Systems ...................................................       137,036
    3,104     Mantech International, Class A ................................       126,643
    3,302     Microsoft .....................................................        90,475
    6,098     NeuStar, Class A * ............................................       158,792
    7,055     Total System Services .........................................       131,294
                                                                                -----------
                                                                                    767,234
                                                                                -----------

              TOTAL COMMON STOCKS
               (Cost $3,305,205) ............................................     3,262,059
                                                                                -----------

INVESTMENT COMPANY - 19.07%
  862,104     BlackRock Liquidity Funds TempCash Portfolio .................        862,104
                                                                                -----------
              TOTAL INVESTMENT COMPANY
               (Cost $862,104) ..............................................       862,104
                                                                                -----------
TOTAL INVESTMENTS - 91.25%
 (Cost $4,167,309)*** .......................................................     4,124,163
                                                                                -----------

$897,201 in cash was segregated or on deposit with the brokers to cover short sales as of July 31, 2011 and is included in "Net Other Assets and Liabilities."

SHORT SALES - (19.06)%
              CONSUMER DISCRETIONARY - (8.96)%
      519     Ameristar Casinos .............................................       (11,522)
    5,099     Bebe Stores ...................................................       (37,784)
    1,290     Belo, Class A ** ..............................................        (9,017)
    2,970     Boyd Gaming ** ................................................       (25,958)
    1,070     Brunswick .....................................................       (23,358)
    4,810     EW Scripps, Class A ** ........................................       (41,462)
      482     GameStop, Class A ** ..........................................       (11,366)
      876     Gannett .......................................................       (11,178)
      998     Gaylord Entertainment ** ......................................       (29,281)
    1,187     Hanesbrands ** ................................................       (36,215)
      832     Jarden ........................................................       (25,784)
    1,441     Life Time Fitness ** ..........................................       (60,176)
      887     MGM Resorts International ** ..................................       (13,403)
    3,644     Sonic ** ......................................................       (38,991)
    1,477     Toll Brothers ** ..............................................       (29,481)
                                                                                -----------
                                                                                   (404,976)
                                                                                -----------

              ENERGY - (1.14)%
      458     InterOil ** ...................................................       (28,671)
    1,207     James River Coal ** ...........................................       (22,885)
                                                                                -----------
                                                                                    (51,556)
                                                                                -----------

              EXCHANGE TRADED FUNDS - (1.42)%
    2,568     United States Natural Gas Fund ** .............................       (26,964)
      993     United States Oil Fund ** .....................................       (37,168)
                                                                                -----------
                                                                                    (64,132)
                                                                                -----------

              INDUSTRIALS - (4.48)%
    4,344     AMR ** ........................................................       (18,419)
    3,058     Delta Air Lines ** ............................................       (24,128)
    1,730     Mobile Mini ** ................................................       (36,520)
    1,997     Pitney Bowes ..................................................       (43,035)
    2,256     RR Donnelley & Sons ...........................................       (42,435)
    1,113     Swift Transportation ** .......................................       (12,621)
    1,138     Terex ** ......................................................       (25,275)
                                                                                -----------
                                                                                   (202,433)
                                                                                -----------

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/RIVER ROAD LONG-SHORT FUND                                   JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                   MARKET
 SHARES                                                                             VALUE
---------                                                                       -----------
              INFORMATION TECHNOLOGY - (1.05)%
      760     AOL ** ........................................................   $   (13,057)
    4,279     Earthlink Inc .................................................       (34,403)
                                                                                -----------
                                                                                    (47,460)
                                                                                -----------

              MATERIALS - (2.01)%
      515     Molycorp ** ...................................................       (32,769)
    1,133     Seabridge Gold ** .............................................       (31,327)
      695     Texas Industries ..............................................       (26,834)
                                                                                -----------
                                                                                    (90,930)
                                                                                -----------

              TOTAL SHORT SALES - (19.06)%
               (Proceeds $882,545) ..........................................      (861,487)
                                                                                -----------
NET OTHER ASSETS AND LIABILITIES - 27.81% ...................................     1,256,776
                                                                                -----------
NET ASSETS - 100.00% ........................................................   $ 4,519,452
                                                                                ===========
----------
   *     Non-income producing security.

  **     No dividend payable on security sold short.

 ***     At July 31, 2011, cost is identical for book and Federal income tax purposes.

         Gross unrealized appreciation. .....................................   $    33,526
         Gross unrealized depreciation. .....................................       (76,672)
                                                                                -----------
         Net unrealized depreciation   .....................................    $   (43,146)
                                                                                ===========

See accompanying Notes to Schedule of Investments.

Aston Funds

ASTON/HARRISON STREET REAL ESTATE FUND (FORMERLY KNOWN AS ASTON/FORTIS REAL ESTATE FUND)                              JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Cash & Net Other Assets and Liabilities                                       3%
Industrial                                                                    3%
Office Properties                                                             5%
Hotels                                                                        7%
Health Care                                                                  13%
Telecommunications                                                            3%
Retail                                                                       26%
Diversified                                                                  23%
Residential                                                                  17%

% of Total Net Assets

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     --------------
COMMON STOCKS - 97.19%
                   DIVERSIFIED - 22.93%
       34,150      Digital Realty Trust ....................      $    2,090,321
       48,423      Dupont Fabros Technology ................           1,234,302
       26,174      Entertainment Properties Trust ..........           1,216,829
       30,215      Liberty Property Trust ..................           1,026,101
       37,341      Plum Creek Timber .......................           1,427,173
        5,797      PS Business Parks .......................             329,328
       25,233      Vornado Realty Trust ....................           2,360,547
                                                                  --------------
                                                                       9,684,601
                                                                  --------------

                   HEALTH CARE - 12.81%
       58,236      HCP .....................................           2,139,008
       33,003      Health Care, REIT .......................           1,741,898
      130,252      Medical Properties Trust ................           1,531,764
                                                                  --------------
                                                                       5,412,670
                                                                  --------------

                   HOTELS - 7.36%
       39,500      LaSalle Hotel Properties ................             987,895
       21,000      Starwood Hotels & Resorts Worldwide .....           1,154,160
        6,300      Wynn Resorts ............................             968,184
                                                                  --------------
                                                                       3,110,239
                                                                  --------------

                   INDUSTRIAL - 3.25%
       15,443      EastGroup Properties ....................             687,522
       55,650      STAG Industrial .........................             683,939
                                                                  --------------
                                                                       1,371,461
                                                                  --------------

                   OFFICE PROPERTIES - 4.73%
       37,100      BioMed Realty Trust .....................             727,902
       15,484      SL Green Realty .........................           1,269,998
                                                                  --------------
                                                                       1,997,900
                                                                  --------------

                   RESIDENTIAL - 17.37%
       16,141      AvalonBay Communities ...................           2,165,961
       20,500      Home Properties .........................           1,343,160
       18,900      Mid-America Apartment Communities .......           1,337,931
       18,818      Sun Communities .........................             720,165
       67,200      UDR .....................................           1,768,032
                                                                  --------------
                                                                       7,335,249
                                                                  --------------

                   RETAIL - 26.20%
       94,349      CBL & Associates Properties .............           1,675,638
       79,884      Inland Real Estate ......................             704,577
      101,305      Kimco Realty ............................           1,927,834
       52,372      Pennsylvania Real Estate Investment
                     Trust ......................                        764,631
       40,209      Simon Property Group ....................           4,845,587
       44,697      Weingarten Realty Investors .............           1,149,607
                                                                  --------------
                                                                      11,067,874
                                                                  --------------

                   TELECOMMUNICATIONS - 2.54%
       24,700      Crown Castle International * ............           1,071,980
                                                                  --------------
                   TOTAL COMMON STOCKS
                     (Cost $38,115,447) ....................          41,051,974
                                                                  --------------
INVESTMENT COMPANY - 2.11%
      893,369      BlackRock Liquidity Funds TempCash
                     Portfolio .............................             893,369
                                                                  --------------
                   TOTAL INVESTMENT COMPANY
                     (Cost $893,369) .......................             893,369
                                                                  --------------
TOTAL INVESTMENTS - 99.30%
  (Cost $39,008,816)** .....................................          41,945,343
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.70% ...................             295,197
                                                                  --------------
NET ASSETS - 100.00% .......................................      $   42,240,540
                                                                  ==============

----------
*     Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..............................      $    3,672,456
Gross unrealized depreciation ..............................            (735,929)
                                                                  --------------
Net unrealized appreciation ................................      $    2,936,527
                                                                  ==============

REIT Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/MONTAG & CALDWELL BALANCED FUND                              JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Cash & Net Other Assets and Liabilities      6%
U.S. Government and Agency Obligations      12%
Corporate Notes and Bonds                   23%
Common Stocks                               59%

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     --------------
COMMON STOCKS - 58.68%
                   CONSUMER DISCRETIONARY - 10.54%
        5,500      Bed Bath & Beyond * .....................      $      321,695
        3,100      Coach ...................................             200,136
        8,250      McDonald's ..............................             713,460
        4,100      NIKE, Class B ...........................             369,615
        6,900      Omnicom Group ...........................             323,748
        7,300      TJX .....................................             403,690
        6,950      Walt Disney .............................             268,409
                                                                  --------------
                                                                       2,600,753
                                                                  --------------

                   CONSUMER STAPLES - 12.79%
       10,500      Coca-Cola ...............................             714,105
        2,700      Colgate-Palmolive .......................             227,826
        4,200      Costco Wholesale ........................             328,650
       13,800      Kraft Foods, Class A ....................             474,444
        7,770      PepsiCo .................................             497,591
        9,350      Procter & Gamble ........................             574,931
        8,700      Walgreen ................................             339,648
                                                                  --------------
                                                                       3,157,195
                                                                  --------------

                   ENERGY - 7.93%
        2,800      Apache ..................................             346,416
        4,050      Cameron International * .................             226,557
        9,100      Halliburton .............................             498,043
        4,550      Occidental Petroleum ....................             446,719
        4,850      Schlumberger ............................             438,294
                                                                  --------------
                                                                       1,956,029
                                                                  --------------

                   FINANCIALS - 0.84%
        5,100      JPMorgan Chase ..........................             206,295
                                                                  --------------
                   HEALTH CARE - 8.15%
        9,650      Abbott Laboratories .....................             495,238
        7,150      Allergan ................................             581,367
        3,900      AmerisourceBergen .......................             149,409
        4,000      Medco Health Solutions * ................             251,520
        9,850      Stryker .................................             535,249
                                                                  --------------
                                                                       2,012,783
                                                                  --------------

                   INDUSTRIALS - 5.64%
        5,350      Emerson Electric ........................             262,632
        5,300      Fluor ...................................             336,709
       16,100      General Electric ........................             288,351
        7,300      United Parcel Service, Class B ..........             505,306
                                                                  --------------
                                                                       1,392,998
                                                                  --------------

                   INFORMATION TECHNOLOGY - 12.79%
        8,000      Accenture PLC, Class A (Ireland) ........             473,120
        1,810      Apple * .................................             706,769
        1,070      Google, Class A * .......................             645,948
       14,900      Oracle ..................................             455,642
       10,650      Qualcomm ................................             583,407
        3,400      Visa, Class A ...........................             290,836
                                                                  --------------
                                                                       3,155,722
                                                                  --------------

                   TOTAL COMMON STOCKS
                     (Cost $12,374,072) ....................          14,481,775
                                                                  --------------

  PAR VALUE
-------------
CORPORATE NOTES AND BONDS - 22.97%
                   CONSUMER STAPLES - 4.56%
$     325,000      Coca-Cola
                      Senior Unsecured Notes
                      5.350%, 11/15/17 .....................             385,494
      300,000      PepsiCo
                      Senior Unsecured Notes
                      5.000%, 06/01/18 .....................             340,289
      375,000      Wal-Mart Stores
                      Senior Unsecured Notes
                      3.200%, 05/15/14 .....................             398,859
                                                                  --------------
                                                                       1,124,642
                                                                  --------------

                   ENERGY - 1.55%
      350,000      ConocoPhillips
                      4.750%, 02/01/14 .....................             383,299
                                                                  --------------

                   FINANCIALS - 5.02%
      325,000      General Electric Capital
                      Senior Unsecured Notes, MTN
                      4.375%, 09/16/20 .....................             330,789
      250,000      JPMorgan Chase
                      Senior Unsecured Notes
                      4.750%, 05/01/13 .....................             265,141
      300,000      U.S. Bancorp
                      Senior Unsecured Notes
                      4.200%, 05/15/14 .....................             324,946
      300,000      Wells Fargo
                      Senior Unsecured Notes,
                      MTN, Series 1
                      3.750%, 10/01/14 .....................             318,416
                                                                  --------------
                                                                       1,239,292
                                                                  --------------

                   HEALTH CARE - 4.48%
      350,000      Abbott Laboratories
                      Senior Unsecured Notes
                      4.350%, 03/15/14 .....................             382,442
      250,000      Johnson & Johnson
                      Senior Unsecured Notes
                      5.950%, 08/15/37 .....................             299,492
      400,000      Medtronic
                      Senior Unsecured Notes
                      3.000%, 03/15/15 .....................             423,568
                                                                  --------------
                                                                       1,105,502
                                                                  --------------

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/MONTAG & CALDWELL BALANCED FUND                             JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     --------------
                   INFORMATION TECHNOLOGY - 4.22%
$     300,000      Cisco Systems
                     Senior Unsecured Notes
                     5.500%, 02/22/16 ......................      $      347,668
      300,000      Hewlett-Packard
                     Senior Unsecured Notes
                     4.500%, 03/01/13 ......................             318,447
      350,000      Oracle
                     Senior Unsecured Notes
                     4.950%, 04/15/13 ......................             375,454
                                                                  --------------
                                                                       1,041,569
                                                                  --------------

                   TELECOMMUNICATION SERVICES - 3.14%
      350,000      AT&T
                     Senior Unsecured Notes
                     4.950%, 01/15/13 ......................             370,587
      350,000      Verizon Communications
                     Senior Unsecured Notes
                     5.550%, 02/15/16 ......................             404,001
                                                                  --------------
                                                                         774,588
                                                                  --------------
                   TOTAL CORPORATE NOTES AND BONDS
                     (Cost $5,366,087) .....................           5,668,892
                                                                  --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.29%
                   FANNIE MAE - 0.36%
       28,961      7.500%, 02/01/35,
                     Pool # 787557 .........................              33,934
       10,047      7.500%, 04/01/35,
                     Pool # 819231 .........................              11,773
       39,848      6.000%, 11/01/35,
                     Pool # 844078 .........................              44,123
                                                                  --------------
                                                                          89,830
                                                                  --------------

                   FREDDIE MAC - 0.76%
      150,000      4.500%, 01/15/13 ........................             159,002
       25,722      5.500%, 12/01/20, Gold
                     Pool # G11820 .........................              27,858
                                                                  --------------
                                                                         186,860
                                                                  --------------

                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.21%
       46,623      5.500%, 02/15/39,
                     Pool # 698060 .........................              51,631
                                                                  --------------

                   U.S. TREASURY BONDS - 2.64%
      175,000      8.000%, 11/15/21 ........................             256,019
      325,000      5.375%, 02/15/31 ........................             396,195
                                                                  --------------
                                                                         652,214
                                                                  --------------

                   U.S. TREASURY NOTES - 8.32%
      250,000      1.375%, 05/15/12 ........................             252,207
      325,000      4.000%, 02/15/15 ........................             362,222
      300,000      4.500%, 02/15/16 ........................             345,000
      300,000      2.625%, 04/30/16 ........................             319,430
      300,000      4.625%, 02/15/17 ........................             349,383
      400,000      3.125%, 05/15/19 ........................             424,188
                                                                  --------------
                                                                       2,052,430
                                                                  --------------
                   TOTAL U.S. GOVERNMENT AND AGENCY
                   OBLIGATIONS
                     (Cost $2,851,250) .......................         3,032,965
                                                                  --------------

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                     --------------
INVESTMENT COMPANY - 4.96%
    1,224,249      BlackRock Liquidity Funds
                     TempCash Portfolio ....................      $    1,224,249
                                                                  --------------
                   TOTAL INVESTMENT COMPANY
                     (Cost $1,224,249) .....................           1,224,249
                                                                  --------------

TOTAL INVESTMENTS - 98.90%
 (Cost $21,815,658)** ......................................          24,407,881
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 1.10% ...................             271,609
                                                                  --------------
NET ASSETS - 100.00% .......................................      $   24,679,490
                                                                  ==============

----------
*     Non-income producing security.

** At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......    $ 2,741,109
Gross unrealized depreciation ......       (148,886)
                                        -----------
Net unrealized appreciation ........    $ 2,592,223
                                        ===========

MTN   Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks .....................................       59%
Investment Company ................................        5%
U.S. Government Obligations .......................       11%
U.S. Government Agency Obligations ................        1%
Corporate Notes and Bonds (Moody's Ratings)
  Aaa .............................................        1%
  Aa ..............................................        9%
  A ...............................................       14%
                                                        ----
                                                         100%
                                                        ====

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND                       JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Collateralized Mortgage-Backed Security                                       3%
Cash & Net Other Assets and Liabilities                                      10%
Corporate Notes and Bonds                                                    34%
Asset-Backed Security                                                         1%
U.S. Government and Agency Obligations                                       52%

% of Total Net Assets

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 51.89%
                   FANNIE MAE - 9.85%
$      50,000      5.250%, 08/01/12 ........................      $       52,454
      100,000      0.550%, 11/01/12 ........................             100,060
      180,932      5.500%, 03/25/38
                     Series 2008-14, Class ZA,
                     CMO REMIC .............................             200,806
      100,000      4.000%, 08/25/41
                     Series 2011-77, Class CZ,
                     CMO REMIC .............................              85,017
                                                                  --------------
                                                                         438,337
                                                                  --------------

                   FEDERAL HOME LOAN BANK - 1.80%
       80,000      0.400%, 08/17/12 ........................              80,016
                                                                  --------------
                   FREDDIE MAC - 24.73%
      348,937      5.500%, 08/01/38
                     Gold Pool # G04587 ....................             378,472
       81,434      5.500%, 12/01/38
                     Gold Pool # G06172 ....................              88,454
      143,160      14.441%, 10/15/40 (b) (c)
                     Series 3747, Class KS, CMO ............             148,886
      102,017      4.000%, 01/15/41 (c)
                     Series 3795, Class VZ, CMO ............              90,699
      200,000      4.000%, 07/15/41 (c)
                     Series 3888, Class ZG, CMO ............             167,000
      231,500      12.941%, 07/15/41 (b)
                     Series 3899, Class SD, CMO ............             226,181
                                                                  --------------
                                                                       1,099,692
                                                                  --------------

                   U.S. TREASURY BONDS - 5.40%
      100,000      8.000%, 11/15/21 ........................             146,297
       90,000      4.375%, 11/15/39 ........................              93,755
                                                                  --------------
                                                                         240,052
                                                                  --------------

                   U.S. TREASURY INFLATION INDEX NOTE - 1.03%
       43,958      3.000%, 07/15/12 (c) ....................              45,682
                                                                  --------------

                   U.S. TREASURY NOTES - 9.08%
      100,000      0.625%, 02/28/13 ........................             100,477
      150,000      1.500%, 07/31/16 ........................             151,066
      120,000      1.875%, 10/31/17 ........................             120,309
       30,000      3.375%, 11/15/19 ........................              32,152
                                                                  --------------
                                                                         404,004
                                                                  --------------

                   TOTAL U.S. GOVERNMENT AND AGENCY
                   OBLIGATIONS
                     (Cost $2,282,987) .....................           2,307,783
                                                                  --------------

CORPORATE NOTES AND BONDS - 33.95%
                   CONSUMER DISCRETIONARY - 4.75%
      100,000      Automotores Gildemeister
                     Senior Unsecured Notes
                     8.250%, 05/24/21 ......................             105,800
       50,000      Omnicom Group
                     Senior Unsecured Notes
                     4.450%, 08/15/20 ......................              51,603
       50,000      Time Warner Cable
                     5.000%, 02/01/20 ......................              53,858
                                                                  --------------
                                                                         211,261
                                                                  --------------

                   CONSUMER STAPLES - 6.72%
       25,000      Altria Group
                     9.250%, 08/06/19 ......................              33,424
      100,000      Corp Pesquera Inca
                     9.000%, 02/10/17 ......................             105,125
      100,000      Cosan Overseas
                     Senior Unsecured Notes
                     8.250%, 11/29/49 ......................             103,875
       50,000      Kraft Foods
                     Senior Unsecured Notes
                     5.375%, 02/10/20 ......................              56,528
                                                                  --------------
                                                                         298,952
                                                                  --------------
                   ENERGY - 2.52%
       50,000      BP Capital Markets
                     Senior Unsecured Notes
                     4.750%, 03/10/19 ......................              54,933
       50,000      Transocean
                     Senior Unsecured Notes
                     6.000%, 03/15/18 ......................              57,061
                                                                  --------------
                                                                         111,994
                                                                  --------------

                   FINANCIALS - 4.77%
       50,000      General Electric Capital
                     Senior Unsecured Notes
                     3.750%, 11/14/14 ......................              53,248
       50,000      JPMorgan Chase
                     Senior Unsecured Notes
                     4.950%, 03/25/20 ......................              52,681

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND                       JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     --------------
$      50,000      Royal Bank of Canada
                     Senior Unsecured Notes
                     2.300%, 07/20/16 ......................      $       50,316
       50,000      Simon Property Group
                     Senior Unsecured Notes
                     5.650%, 02/01/20 ......................              55,995
                                                                  --------------
                                                                         212,240
                                                                  --------------

                   HEALTH CARE - 2.41%
       50,000      Celgene
                     Senior Unsecured Notes
                     3.950%, 10/15/20 ......................              50,293
       50,000      WellPoint
                     Senior Unsecured Notes
                     5.250%, 01/15/16 ......................              56,783
                                                                  --------------
                                                                         107,076
                                                                  --------------

                   INDUSTRIALS - 1.12%
       50,000      United Parcel Service
                     Senior Unsecured Notes
                     3.125%, 01/15/21 ......................              49,724
                                                                  --------------

                   INFORMATION TECHNOLOGY - 1.21%
       50,000      Xerox
                     Senior Unsecured Notes
                     4.250%, 02/15/15 ......................              53,917
                                                                  --------------

                   MATERIALS - 2.39%
      100,000      Southern Copper
                     Senior Unsecured Notes
                     6.750%, 04/16/40 ......................             106,316
                                                                  --------------

                   TELECOMMUNICATION SERVICES - 1.12%
       50,000      AT&T
                     Senior Unsecured Notes
                     5.350%, 09/01/40 ......................              49,902
                                                                  --------------

                   UTILITIES - 6.94%
       40,000      AES Gener
                     5.250%, 08/15/21 (a) (c) ..............              40,000
      150,000      EGE Haina Finance
                     9.500%, 04/26/17 ......................             159,000
       50,000      Hydro Quebec
                     2.000%, 06/30/16 ......................              50,524
       50,000      Midamerican Energy Holdings
                     Senior Unsecured Notes
                     6.500%, 09/15/37 ......................              59,041
                                                                  --------------
                                                                         308,565
                                                                  --------------
                   TOTAL CORPORATE NOTES AND BONDS
                     (Cost $1,492,535) .....................           1,509,947
                                                                  --------------

COLLATERALIZED MORTGAGE-BACKED SECURITY - 2.89%
      174,607      Countrywide Alternative Loan Trust
                     Series 2007-18CB, Class 2A17
                     6.000%, 08/25/37 (d) ..................             128,710
                                                                  --------------
                   TOTAL COLLATERALIZED MORTGAGE-BACKED
                   SECURITY
                     (Cost $125,302) .......................             128,710
                                                                  --------------

ASSET-BACKED SECURITY - 1.59%
      100,000      Credit-Based Asset Servicing and
                     Securitization
                     Series 2007-MX1, Class A4
                     6.231%, 12/25/36 (a) ..................              70,546
                                                                  --------------
                   TOTAL ASSET-BACKED SECURITIES
                     (Cost $70,263) ........................              70,546
                                                                  --------------

   SHARES
-------------
INVESTMENT COMPANY - 28.45%
    1,264,990      BlackRock Liquidity Funds
                     TempCash Portfolio ....................           1,264,990
                                                                  --------------
                   TOTAL INVESTMENT COMPANY
                     (Cost $1,264,990) ......................          1,264,990
                                                                  --------------
TOTAL INVESTMENTS - 118.77%
    (Cost $5,236,077)* .......................................         5,281,976
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (18.77)% ................            (834,729)
                                                                  --------------
NET ASSETS - 100.00% .......................................      $    4,447,247
                                                                  ==============

----------
* At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...........      $  46,509
Gross unrealized depreciation ...........           (610)
                                               ---------
Net unrealized appreciation .............      $  45,899
                                               =========

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2011, these securities amounted to $110,546 or 2.49% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2011.

(c) Securities with a total aggregate market value of $492,267 or 11.07% of the net assets, were valued under the fair value procedures approved by the Fund's Board of Trustees.

(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors. Inc.

CMO   Collateralized Mortgage Obligation

S&P   Standard & Poor

PORTFOLIO COMPOSITION
Investment Company ..................................           24%
U.S. Government Obligations .........................           13%
U.S. Government Agency Obligations ..................           31%
Corporate Notes and Bonds (Moody's Ratings)
 Aa .................................................            5%
 A ..................................................            3%
 Baa ................................................           12%
 Ba .................................................            4%
 B ..................................................            6%
 CC(d) ..............................................            2%
                                                             -----
                                                               100%
                                                             =====

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TCH FIXED INCOME FUND                                        JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  [PIE CHART]

Commercial Mortgage-Backed Securities                                         2%
Asset-Backed Securities                                                       3%
U.S. Government and Agency Obligations                                       31%
Cash Equivalents                                                              1%
Foreign Government Bond                                                       1%
Corporate Notes and Bonds                                                    62%

% of Total Net Assets

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     --------------
CORPORATE NOTES AND BONDS - 62.69%
                   CONSUMER DISCRETIONARY - 6.39%
$                  JC Penney
                     Senior Unsecured Notes
      300,000        6.375%, 10/15/36 ......................      $      269,250
      250,000        7.400%, 04/01/37 ......................             243,750
    1,000,000      Limited Brands
                     Senior Unsecured Notes
                     7.600%, 07/15/37 ......................           1,002,500
                   Macy's Retail Holdings
      100,000        8.125%, 07/15/15 (a) ..................             119,800
      500,000        6.375%, 03/15/37 ......................             541,374
      250,000      Mattel
                     Senior Unsecured Notes
                     6.200%, 10/01/40 ......................             262,041
      250,000      Staples
                     9.750%, 01/15/14 ......................             297,655
      450,000      Whirlpool, MTN
                     Unsecured Notes
                     8.600%, 05/01/14 ......................             526,070
                   Wyndham Worldwide
                     Senior Unsecured Notes
      250,000        6.000%, 12/01/16 ......................             271,949
      250,000        7.375%, 03/01/20 ......................             284,024
                                                                  --------------
                                                                       3,818,413
                                                                  --------------

                   CONSUMER STAPLES - 3.62%
                   Altria Group
      500,000        8.500%, 11/10/13 ......................             578,296
      200,000        10.200%, 02/06/39 .....................             299,428
      250,000      Corn Products International
                     Senior Unsecured Notes
                     6.625%, 04/15/37 ......................             280,863
      250,000      Kraft Foods
                     Senior Unsecured Notes
                     7.000%, 08/11/37 ......................             305,838
      150,000      PepsiCo
                     Senior Unsecured Notes
                     7.900%, 11/01/18 ......................             197,838
      250,000      Ralcorp Holdings
                     6.625%, 08/15/39 ......................             257,179
      200,000      Reynolds American
                     7.750%, 06/01/18 ......................             244,774
                                                                  --------------
                                                                       2,164,216
                                                                  --------------

                   ENERGY - 8.54%
      250,000      Anadarko Petroleum
                     Senior Unsecured Notes
                     6.450%, 09/15/36 ......................             272,980
      250,000      Chesapeake Energy
                     6.625%, 08/15/20 ......................             271,250
      500,000      Ecopetrol SA
                     Senior Unsecured Notes
                     7.625%, 07/23/19 ......................             610,000
      250,000      El Paso Pipeline Partners Operating
                     7.500%, 11/15/40 ......................             305,530
      250,000      Energy Transfer Partners
                     Senior Unsecured Notes
                     9.000%, 04/15/19 ......................             316,473
      400,000      Hess
                     Senior Unsecured Notes
                     8.125%, 02/15/19 ......................             519,937
      400,000      Kinder Morgan Energy Partners
                     Senior Unsecured Notes
                     9.000%, 02/01/19 ......................             524,072
      450,000      Nabors Industries
                     9.250%, 01/15/19 ......................             588,915
      250,000      Pride International
                     Senior Unsecured Notes
                     6.875%, 08/15/20 ......................             301,446
      250,000      Rockies Express Pipeline
                     Senior Unsecured Notes
                     6.875%, 04/15/40 (c) ..................             257,033
      250,000      Rowan
                     Senior Unsecured Notes
                     5.000%, 09/01/17 ......................             272,579
      250,000      Valero Energy
                     9.375%, 03/15/19 ......................             328,347
      400,000      Weatherford International
                     9.625%, 03/01/19 ......................             536,392
                                                                  --------------
                                                                       5,104,954
                                                                  --------------

                   FINANCIALS - 18.78%
      250,000      AFLAC
                     Senior Unsecured Notes
                     8.500%, 05/15/19 ......................             316,286
      450,000      American Financial Group
                     Senior Unsecured Notes
                     9.875%, 06/15/19 ......................             571,262
      250,000      BanColombia SA
                     Senior Unsecured Notes
                     5.950%, 06/03/21 (c) ..................             260,000
      500,000      Bear Stearns, MTN
                     Senior Unsecured Notes
                     0.649%, 11/21/16 (b) ..................             478,024
                   Berkshire Hathaway Finance
      100,000        0.371%, 01/13/12 (b) ..................             100,073
                     Senior Unsecured Notes
      250,000        0.742%, 02/11/13 (b) ..................             251,747
      150,000      Blackstone Holdings Finance
                     6.625%, 08/15/19 (c) (e) ..............             163,138
      250,000      Bunge Ltd Finance
                     8.500%, 06/15/19 ......................             311,236
    1,500,000      Citigroup
                     Senior Subordinated Notes
                     0.862%, 08/25/36 (b) ..................           1,066,722

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TCH FIXED INCOME FUND                                        JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     --------------
$     125,000      Daimler Finance North America
                     5.750%, 09/08/11 ......................      $      125,639
      250,000      Discover Bank
                     Subordinated Notes
                     7.000%, 04/15/20 ......................             282,771
      800,000      Goldman Sachs Capital I
                     6.345%, 02/15/34 ......................             766,024
      250,000      Goldman Sachs Group
                     Subordinated Notes
                     6.750%, 10/01/37 ......................             250,826
      450,000      Harley-Davidson Funding
                     5.750%, 12/15/14 (c) ..................             495,930
      500,000      IPIC, GMTN
                     5.000%, 11/15/20 (c) ..................             506,250
      500,000      Jefferies Group
                     Senior Unsecured Notes
                     8.500%, 07/15/19 ......................             602,217
      500,000      Lincoln National
                     Senior Unsecured Notes
                     4.850%, 06/24/21 ......................             514,711
      300,000      Marsh & McLennan
                     Senior Unsecured Notes
                     9.250%, 04/15/19 ......................             387,908
      750,000      Merrill Lynch, MTN
                     6.875%, 04/25/18 ......................             840,655
      500,000      Morgan Stanley
                     Senior Unsecured Notes
                     5.500%, 07/28/21 ......................             516,364
    1,000,000      NB Capital Trust II
                     7.830%, 12/15/26 ......................           1,020,000
      500,000      Sinochem Overseas Capital
                     6.300%, 11/12/40 (c) ..................             521,038
    1,000,000      SLM, MTN
                     Senior Unsecured Notes
                     5.625%, 08/01/33 ......................             878,972
                                                                  --------------
                                                                      11,227,793
                                                                  --------------

                   HEALTH CARE - 6.15%
      300,000      Boston Scientific
                     Senior Unsecured Notes
                     7.000%, 11/15/35 ......................             346,418
                   Davita
      125,000        6.375%, 11/01/18 ......................             127,969
      125,000        6.625%, 11/01/20 ......................             128,125
      500,000      Endo Pharmaceuticals Holdings
                     7.000%, 12/15/20 (c) ..................             523,750
      200,000      Hospira
                     Senior Unsecured Notes, GMTN
                     6.400%, 05/15/15 ......................             230,015
      250,000      Humana
                     Senior Unsecured Notes
                     8.150%, 06/15/38 ......................             315,967
      500,000      Lorillard Tobacco
                     8.125%, 05/01/40 ......................             585,727
      750,000      McKesson
                     Senior Unsecured Notes
                     7.500%, 02/15/19 ......................             941,260
      450,000      WellPoint
                     Senior Unsecured Notes
                     6.800%, 08/01/12 ......................             476,388
                                                                  --------------
                                                                       3,675,619
                                                                  --------------

                   INDUSTRIALS - 2.38%
      250,000      Ball
                     6.625%, 03/15/18 ......................             258,438
                   Caterpillar
                     Senior Unsecured Notes
      250,000        7.000%, 12/15/13 ......................             285,038
      250,000        Series B
                     0.355%, 11/21/12 (b) ..................             250,260
      250,000      FedEx
                     Senior Notes
                     8.000%, 01/15/19 ......................             321,258
      250,000      Waste Management
                     7.375%, 03/11/19 ......................             310,352
                                                                  --------------
                                                                       1,425,346
                                                                  --------------

                   INFORMATION TECHNOLOGY - 2.96%
      500,000      Hewlett-Packard
                     Senior Unsecured Notes
                     0.375%, 09/13/12 (b) ..................             500,606
      250,000      KLA Instruments
                     Senior Unsecured Notes
                     6.900%, 05/01/18 ......................             288,110
      200,000      Motorola
                     Senior Unsecured Notes
                     6.625%, 11/15/37 ......................             228,829
      500,000      Telecom Italia Capital SA
                     7.721%, 06/04/38 ......................             500,935
      250,000      Texas Instruments
                     Senior Unsecured Notes
                     0.439%, 05/15/13 (b) ..................             250,668
                                                                  --------------
                                                                       1,769,148
                                                                  --------------

                   MATERIALS - 5.73%
                   ArcelorMittal
                     Senior Unsecured Notes
      250,000        5.500%, 03/01/21 ......................             256,578
      400,000        7.000%, 10/15/39 ......................             420,145
      700,000      Bemis
                     Senior Unsecured Notes
                     6.800%, 08/01/19 ......................             834,935
      250,000      Dow Chemical (The)
                     Senior Unsecured Notes
                     8.550%, 05/15/19 ......................             330,870
      250,000      Hyundai Steel
                     Senior Unsecured Notes
                     4.625%, 04/21/16 (c) ..................             262,266
      500,000      International Paper
                     Senior Unsecured Notes
                     8.700%, 06/15/38 ......................             653,395
      550,000      Rio Tinto Finance
                     8.950%, 05/01/14 ......................             663,970
                                                                  --------------
                                                                       3,422,159
                                                                  --------------

                   TELECOMMUNICATION SERVICES - 3.63%
      250,000      CBS
                     8.875%, 05/15/19 ......................             326,440
      400,000      Expedia
                     5.950%, 08/15/20 ......................             400,736
      350,000      Frontier Communications
                     Senior Unsecured Notes
                     9.000%, 08/15/31 ......................             363,562
      450,000      Time Warner Cable
                     8.250%, 02/14/14 ......................             524,103

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TCH FIXED INCOME FUND                                        JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     --------------
$     250,000      Viacom
                     Senior Unsecured Notes
                     6.125%, 10/05/17 ......................      $      292,404
      250,000      Windstream
                     8.625%, 08/01/16 ......................             262,500
                                                                  --------------
                                                                       2,169,745
                                                                  --------------

                   UTILITIES - 4.51%
      200,000      Allegheny Energy Supply
                     Senior Unsecured Notes
                     6.750%, 10/15/39 (c) ..................             212,243
      500,000      Dubai Electricity & Water Authority
                     Senior Unsecured Notes
                     8.500%, 04/22/15 (c) ..................             565,000
      450,000      FPL Group Capital
                     7.875%, 12/15/15 ......................             547,471
      250,000      Oncor Electric Delivery
                     7.500%, 09/01/38 ......................             326,269
      150,000      Pacific Gas & Electric
                     Senior Unsecured Notes
                     8.250%, 10/15/18 ......................             196,406
      450,000      Sempra Energy
                     Senior Unsecured Notes
                     9.800%, 02/15/19 ......................             617,497
      150,000      Virginia Electric and Power
                     Senior Unsecured Notes
                     8.875%, 11/15/38 ......................             232,816
                                                                  --------------
                                                                       2,697,702
                                                                  --------------
                   TOTAL CORPORATE NOTES AND BONDS
                     (Cost $33,507,852) ....................          37,475,095
                                                                  --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.49%
                   FANNIE MAE - 11.28%
      409,730      6.000%, 11/01/17,
                     Pool # 662854 .........................             445,821
      191,557      6.000%, 04/01/18,
                     Pool # 725175 .........................             208,191
      362,315      5.500%, 11/01/18,
                     Pool # 748886 .........................             394,098
      172,635      4.500%, 06/01/19,
                     Pool # 747860 .........................             185,241
      732,271      6.000%, 01/01/21,
                     Pool # 850787 .........................             797,461
      330,351      6.000%, 09/01/32,
                     Pool # 847899 .........................             367,862
      152,091      6.000%, 02/01/34,
                     Pool # 771952 .........................             169,171
      184,729      7.500%, 02/01/35,
                     Pool # 787557 .........................             216,447
       64,070      7.500%, 04/01/35,
                     Pool # 819231 .........................              75,071
      223,973      6.000%, 11/01/35,
                     Pool # 844078 .........................             248,005
      420,934      5.000%, 05/01/36,
                     Pool # 745581 .........................             451,588
      266,271      6.000%, 12/01/36,
                     Pool # 888029 .........................             294,342
      343,151      5.500%, 06/01/37,
                     Pool # 918778 .........................             372,679
      327,971      6.500%, 10/01/37,
                     Pool # 888890 .........................             367,646
    1,055,341      5.500%, 03/01/38,
                     Pool # 962344 .........................            1,145,163
      492,600      4.000%, 02/01/41,
                     Pool # AE0949 .........................             501,149
      493,294      4.000%, 02/01/41,
                     Pool # AH5695 .........................             501,701
                                                                  --------------
                                                                       6,741,636
                                                                  --------------

                   FREDDIE MAC - 8.72%
      800,984      5.500%, 11/01/20,
                     Gold Pool # G18083 ....................             867,494
      144,635      5.500%, 12/01/20,
                     Gold Pool # G11820 ....................             156,645
      144,211      6.000%, 10/01/35,
                     Gold Pool # A47772 ....................             159,595
      390,225      5.500%, 05/01/37,
                     Gold Pool # A60048 ....................             423,865
      782,474      5.500%, 09/01/37,
                     Gold Pool # G03202 ....................             849,927
      973,328      5.000%, 02/01/38,
                     Gold Pool # A73409 ....................           1,039,343
    1,365,399      5.000%, 04/01/38,
                     Gold Pool # G04334 ....................           1,465,898
      248,475      4.000%, 05/01/41,
                     Gold Pool # Q00870 ....................             252,818
                                                                  --------------
                                                                       5,215,585
                                                                  --------------

                   GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION - 4.45%
      428,677      5.000%, 05/01/37,
                     Pool # 782156 .........................             468,980
      971,879      5.000%, 08/20/37,
                     Pool # 4015 ...........................           1,065,825
      711,636      6.000%, 07/20/38,
                     Pool # 4195 ...........................             794,497
      294,770      6.000%, 01/15/39,
                     Pool # 698036 .........................             329,784
                                                                  --------------
                                                                       2,659,086
                                                                  --------------

                   U.S. TREASURY BILLS (D) - 5.02%
    1,000,000      0.045%, 08/11/11 ........................             999,992
    1,000,000      0.109%, 08/11/11 ........................             999,970
    1,000,000      0.061%, 08/18/11 ........................             999,971
                                                                  --------------
                                                                       2,999,933
                                                                  --------------

                   U.S. TREASURY INFLATION INDEX BOND - 2.02%
    1,077,950      1.750%, 01/15/28 ........................           1,207,304
                                                                  --------------
                   TOTAL U.S. GOVERNMENT AND AGENCY
                     OBLIGATIONS
                     (Cost $17,506,343) ....................          18,823,544
                                                                  --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.03%
      275,000      Bear Stearns Commercial
                     Mortgage Securities
                     Series 2007-T28, Class A4
                     5.742%, 09/11/42 (e) ..................             307,288
       11,926      CS First Boston Mortgage
                     Securities
                     Series 2005-C5, Class A2
                     5.100%, 08/15/38 (e) ..................              11,916

See accompanying Notes to Schedule of Investments.

Aston Funds
ASTON/TCH FIXED INCOME FUND                                        JULY 31, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                            MARKET
PAR VALUE                                                   VALUE
-----------                                              ------------
$   894,289   JP Morgan Chase Commercial
                 Mortgage Securities
                 Series 2005-CB13, Class A2
                 5.247%, 01/12/43 ..................     $    892,807
                                                         ------------
              TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $1,041,239) .................        1,212,011
                                                         ------------

ASSET-BACKED SECURITIES - 3.83%
              Ford Credit Auto Owner Trust
                 Series 2008-B, Class A4A
    232,243      4.950%, 03/15/13 ..................          235,884
                 Series 2008-C, Class A4A
    455,543      5.160%, 04/15/13 ..................          464,330
    304,883   Honda Auto Receivables Owner Trust
                 Series 2008-1, Class A4
                 4.880%, 09/18/14 ..................          306,570
              Nissan Auto Receivables Owner Trust
                 Series 2008-B, Class A4
864,164          5.050%, 11/17/14 ..................          888,172
                 Series 2009-1, Class A3
196,035          5.000%, 09/15/14                             199,855
195,687       USAA Auto Owner Trust
                 Series 2008-1, Class A4
                 4.500%, 10/15/13 ..................          197,646
                                                         ------------
              TOTAL ASSET-BACKED SECURITIES
                 (Cost $2,299,695) .................        2,292,457
                                                         ------------

FOREIGN GOVERNMENT BOND - 0.29%
    150,000   State of Qatar
                 Senior Notes
                 6.400%, 01/20/40 (c) ..............          172,125
                                                         ------------
              TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $149,700) ...................          172,125
                                                         ------------

SHARES
-----------
INVESTMENT COMPANY - 1.86%
  1,113,213   BlackRock Liquidity Funds
                 TempCash Portfolio ................        1,113,213
                                                         ------------
              TOTAL INVESTMENT COMPANY
                 (Cost $1,113,213) .................        1,113,213
                                                         ------------
TOTAL INVESTMENTS - 102.19%
  (Cost $55,618,042)* ..............................       61,088,445
                                                         ------------
NET OTHER ASSETS AND LIABILITIES - (2.19)% .........       (1,311,628)
                                                         ------------
NET ASSETS - 100.00% ...............................     $ 59,776,817
                                                         ============

----------
* At July 31, 2011, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......................     $  6,066,087
Gross unrealized depreciation ......................         (595,684)
                                                         ------------
Net unrealized appreciation ........................     $  5,470,403
                                                         ============

(a) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate was 8.375% until April 17, 2009, 8.875% until May 15, 2010, 8.625% until May 18, 2010, 8.375% until May 19, 2011 and will be 8.125%
     until maturity.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2011.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2011, these securities amounted to $3,938,773 or 6.59% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(d)  Annualized yield at the time of purchase.

(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

GMTN Global Medium Term Note

MTN  Medium Term Note

S&P  Standard & Poor

PORTFOLIO COMPOSITION
Investment Company .................................                2%
U.S. Government Obligations ........................                7%
U.S. Government Agency Obligations .................               24%
Corporate Notes and Bonds (Moody's Ratings(e))
  Aaa ..............................................                5%
  Aa ...............................................                3%
  A ................................................                9%
  Baa ..............................................               37%
  Ba ...............................................               12%
  B ................................................                1%
                                                         ------------
                                                                  100%
                                                         ============

See accompanying Notes to Schedule of Investments.

Aston Funds

                                                                   JULY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds, exchange traded funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund's net asset value ("NAV") at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange traded funds ("ETFs"), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o Level 1 -- unadjusted quoted prices in active markets for identical assets or liabilities

      o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in  determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. A summary of the inputs used to value the Funds' net assets as of July 31, 2011 is as follows:

                                                                                                 Level 2       Level 3
                                                                Total             Level 1      Significant    Significant
                                                               Value at           Quoted       Observable    Unobservable
FUNDS                                                          07/31/11           Prices         Inputs         Inputs
--------------------------------------------------------    --------------    --------------   -----------   -------------
MONTAG & CALDWELL GROWTH FUND
ASSETS
     Investments in Securities* ........................    $ 3,289,228,202   $3,289,228,202   $        --    $         --
                                                            ===============   ==============   ===========    ============
VEREDUS SELECT GROWTH FUND
ASSETS
     Investments in Securities* ........................    $    14,736,280   $   14,736,280   $        --    $         --
                                                            ===============   ==============   ===========    ============

TAMRO DIVERSIFIED EQUITY FUND
ASSETS
     Common Stocks* ....................................    $    25,699,044   $   25,699,044   $        --    $         --
     Investment Company* ...............................            663,908          663,908            --              --
     Derivatives
         Equity Options Contracts ......................            139,109          139,109            --              --
                                                            ---------------   --------------   -----------    ------------
     Total .............................................    $    26,502,061   $   26,502,061   $        --    $         --
                                                            ===============   ==============   ===========    ============
HERNDON LARGE CAP VALUE FUND
ASSETS
     Investments in Securities* ........................    $    14,736,280   $   14,736,280   $        --    $         --
                                                            ===============   ==============   ===========    ============
CORNERSTONE LARGE CAP VALUE FUND
ASSETS
     Investments in Securities* ........................    $    25,184,394   $   25,184,394   $        --    $         --
                                                            ===============   ==============   ===========    ============

Aston Funds

                                                                   JULY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                                                Level 2        Level 3
                                                                Total            Level 1      Significant    Significant
                                                               Value at          Quoted       Observable    Unobservable
FUNDS                                                          07/31/11          Prices         Inputs         Inputs
--------------------------------------------------------    --------------   --------------   -----------   ------------
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
ASSETS
     Investments in Securities* .........................   $  453,860,523   $  453,860,523   $        --   $          --
                                                            ==============   ==============   ===========   =============

FAIRPOINTE MID CAP FUND
ASSETS
     Investments in Securities* .........................   $2,968,085,118   $2,968,085,118   $        --   $          --
                                                            ==============   ==============   ===========   =============

MONTAG & CALDWELL MID CAP GROWTH FUND
ASSETS
     Investments in Securities* .........................   $    4,586,484   $    4,586,484   $        --   $          --
                                                            ==============   ==============   ===========   =============

CARDINAL MID CAP VALUE FUND
ASSETS
     Investments in Securities* .........................   $    1,758,097   $    1,758,097   $        --   $          --
                                                            ==============   ==============   ===========   =============

VEREDUS AGGRESSIVE GROWTH FUND
ASSETS
     Investment in Securities* ..........................   $   50,435,872   $   50,435,872   $        --   $          --
                                                            ==============   ==============   ===========   =============

CROSSWIND SMALL CAP GROWTH FUND
ASSETS
     Investment in Securities* ..........................   $    5,949,198   $    5,949,198   $        --   $          --
                                                            ==============   ==============   ===========   =============

TAMRO SMALL CAP FUND
ASSETS
     Common Stocks
     Consumer Discretionary .............................   $  148,443,856   $  148,443,856   $        --   $          --
     Consumer Staples ...................................       34,622,528       34,622,528            --              --
     Energy .............................................      125,772,967      125,772,967            --              --
     Financials .........................................      160,191,086      151,571,407     8,619,679              --
     Health Care ........................................      118,631,945      118,631,945            --              --
     Industrials ........................................      202,442,850      202,442,850            --              --
     Information Technology .............................      165,098,008      165,098,008            --              --
     Materials ..........................................       40,360,740       40,360,740            --              --
     Telecommunication Services .........................       14,828,350       14,828,350            --              --
                                                            --------------   --------------   -----------   -------------
                                                             1,010,392,330    1,001,772,651     8,619,679              --
                                                            --------------   --------------   -----------   -------------
     Investment Company* ................................       33,912,706       33,912,706            --              --
                                                            --------------   --------------   -----------   -------------
     Total ..............................................   $1,044,305,036   $1,035,685,357   $ 8,619,679   $          --
                                                            ==============   ==============   ===========   =============

RIVER ROAD SELECT VALUE FUND
ASSETS
     Investments in Securities* .........................   $  185,989,862   $  185,989,862   $        --   $          --
                                                            ==============   ==============   ===========   =============

RIVER ROAD SMALL CAP VALUE FUND
ASSETS
     Common Stocks
     Consumer Discretionary .............................   $   92,060,093   $   82,863,319   $ 9,196,774   $          --
     Consumer Staples ...................................       47,513,480       43,323,642     4,189,838              --
     Energy .............................................       22,385,134       17,592,298     4,792,836              --
     Financials .........................................       55,436,291       54,258,985     1,177,306              --
     Health Care ........................................       22,900,818       22,900,818            --              --
     Industrials ........................................       54,058,627       54,058,627            --              --
     Information Technology .............................       48,146,828       48,146,828            --              --
     Materials ..........................................       10,779,333       10,779,333            --              --
     Telecommunication Services .........................        3,004,981        3,004,981            --              --
     Utilities ..........................................        8,064,731        8,064,731            --              --
                                                            --------------   --------------   -----------   -------------
                                                               364,350,316      344,993,562    19,356,754              --
                                                            --------------   --------------   -----------   -------------
     Investment Company* ................................        3,974,807        3,974,807            --              --
                                                            --------------   --------------   -----------   -------------
     Total ..............................................   $  368,325,123   $  348,968,369   $19,356,754   $          --
                                                            ==============   ==============   ===========   =============

RIVER ROAD INDEPENDENT VALUE FUND
ASSETS
     Investments in Securities* .........................   $  275,438,467   $  275,438,467   $        --   $          --
                                                            ==============   ==============   ===========   =============

Aston Funds

                                                                   JULY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                                                Level 2       Level 3
                                                                Total            Level 1      Significant   Significant
                                                               Value at          Quoted       Observable    Unobservable
FUNDS                                                          07/31/11          Prices          Inputs        Inputs
--------------------------------------------------------    --------------   --------------   -----------   ------------
BARINGS INTERNATIONAL FUND
ASSETS
     Common Stocks
     Australia .........................................    $    2,517,421   $      783,712   $ 1,733,709   $         --
     China .............................................           675,401          675,401            --             --
     France ............................................         4,515,990        1,003,348     3,512,642             --
     Germany ...........................................         4,577,790          832,595     3,745,195             --
     Hong Kong .........................................         1,414,235               --     1,414,235             --
     India .............................................           703,832          703,832            --             --
     Israel ............................................           957,229               --       957,229             --
     Italy .............................................           767,739               --       767,739             --
     Japan .............................................        12,203,031               --    12,203,031             --
     Mexico ............................................           857,540          857,540            --             --
     Netherlands .......................................           850,347               --       850,347             --
     Norway ............................................           856,340          418,971       437,369             --
     Papua New Guinea ..................................           876,373               --       876,373             --
     Russia ............................................           950,261          950,261            --             --
     Singapore .........................................         1,787,162               --     1,787,162             --
     South Korea .......................................         1,924,708          919,808     1,004,900             --
     Spain .............................................           435,811               --       435,811             --
     Sweden ............................................           844,045               --       844,045             --
     Switzerland .......................................         4,723,901               --     4,723,901             --
     United Kingdom ....................................        13,827,025               --    13,827,025             --
                                                            --------------   --------------   -----------   ------------
                                                                56,266,181        7,145,468    49,120,713             --
                                                            --------------   --------------   -----------   ------------
     Investment Company* ...............................         2,168,501        2,168,501            --             --
                                                            --------------   --------------   -----------   ------------
     Total .............................................    $   58,434,682   $    9,313,969   $49,120,713   $         --
                                                            ==============   ==============   ===========   ============

NEPTUNE INTERNATIONAL FUND
ASSETS
     Common Stocks
     Brazil ............................................    $       33,970   $       33,970     $      --   $         --
     China .............................................           545,043          220,070       324,973             --
     France ............................................            45,941               --        45,941             --
     India .............................................            31,110           31,110            --             --
     Japan .............................................           219,936               --       219,936             --
     Kazakhstan ........................................            61,704           61,704            --             --
     Luxembourg ........................................            16,650               --        16,650             --
     Netherlands .......................................            61,083               --        61,083             --
     Norway ............................................            57,120               --        57,120             --
     Russia ............................................           281,799          187,408        94,391             --
     Switzerland .......................................            49,042               --        49,042             --
     Taiwan ............................................            37,080           37,080            --             --
     United Kingdom ....................................           453,182               --       453,182             --
                                                            --------------   --------------   -----------   ------------
                                                                 1,893,660          571,342     1,322,318             --
                                                            --------------   --------------   -----------   ------------
     Investment Company* ...............................           137,919          137,919            --             --
     Derivatives
         Foreign Currency Contracts ....................               870               --           870             --
                                                            --------------   --------------   -----------   ------------
     Total Assets ......................................         2,032,449          709,261     1,323,188             --
                                                            --------------   --------------   -----------   ------------
LIABILITIES
     Derivatives
         Foreign Currency Contracts ....................           (21,141)              --       (21,141)            --
                                                            --------------   --------------   -----------   ------------
     Total Liabilities .................................           (21,141)              --       (21,141)            --
                                                            --------------   --------------   -----------   ------------
     Total .............................................    $    2,011,308   $      709,261   $ 1,302,047   $         --
                                                            ==============   ==============   ===========   ============

LAKE PARTNERS LASSO ALTERNATIVE FUND
ASSETS
     Investments in Securities* ........................    $  194,387,526   $  194,387,526   $        --   $         --
                                                            ==============   ==============   ===========   ============

DYNAMIC ALLOCATION FUND
ASSETS
     Investments in Securities* ........................    $    43,274,69   $   43,274,696   $        --   $         --
                                                            ==============   ==============   ===========   ============

Aston Funds

                                                                   JULY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

                                                                                                Level 2       Level 3
                                                                Total            Level 1      Significant   Significant
                                                               Value at          Quoted       Observable    Unobservable
FUNDS                                                          07/31/11          Prices          Inputs       Inputs
--------------------------------------------------------    --------------   --------------   -----------   ------------
M.D. SASS ENHANCED EQUITY FUND
ASSETS
     Common Stocks* .....................................   $  105,163,834   $  105,163,834   $        --   $          --
     Investment Company* ................................        7,614,282        7,614,282            --              --
     Derivatives
         Equity Contracts ...............................        2,112,280        2,112,280            --              --
                                                            --------------   --------------   -----------   -------------
     Total Assets .......................................      114,890,396      114,890,396            --              --
                                                            ==============   ==============   ===========   =============

LIABILITIES
     Derivatives
         Equity Covered Call Contracts ..................       (3,425,040)      (3,425,040)           --              --
                                                            --------------   --------------   -----------   -------------
     Total Liabilities ..................................       (3,425,040)      (3,425,040)           --              --
                                                            --------------   --------------   -----------   -------------
     Total ..............................................   $  111,465,356   $  111,465,356   $        --   $          --
                                                            ==============   ==============   ===========   =============

RIVER ROAD LONG-SHORT FUND
ASSETS
     Investments in Securities* .........................   $    4,124,163   $    4,124,163   $        --   $          --
                                                            --------------   --------------   -----------   -------------
         Total Assets ...................................        4,124,163        4,124,163            --              --
                                                            --------------   --------------   -----------   -------------

LIABILITIES
     Short Sales ........................................         (861,487)        (861,487)           --              --
                                                            --------------   --------------   -----------   -------------
         Total Liabilities ..............................         (861,487)        (861,487)           --              --
                                                            --------------   --------------   -----------   -------------
         Total ..........................................   $    3,262,676   $    3,262,676   $        --   $          --
                                                            ==============   ==============   ===========   =============

HARRISON STREET REAL ESTATE FUND
ASSETS
     Investments in Securities* .........................   $   41,945,343   $   41,945,343   $        --   $          --
                                                            ==============   ==============   ===========   =============

MONTAG & CALDWELL BALANCED FUND
ASSETS
     Common Stocks* .....................................   $   14,481,775   $   14,481,775   $        --   $          --
     Corporate Notes and Bonds ..........................        5,668,892               --     5,668,892              --
     U.S. Government and Agency Obligations .............        3,032,965               --     3,032,965              --
     Investment Company* ................................        1,224,249        1,224,249            --              --
                                                            --------------   --------------   -----------   -------------
     Total ..............................................   $   24,407,881   $   15,706,024   $ 8,701,857   $          --
                                                            ==============   ==============   ===========   =============

DOUBLELINE CORE PLUS FIXED INCOME FUND
ASSETS
     U.S. Government and Agency Obligations .............   $    2,307,783   $           --   $ 2,307,783   $          --
     Corporate Notes and Bonds ..........................        1,509,947               --     1,509,947              --
     Mortgage-Backed Securities .........................          128,710               --       128,710              --
     Asset-Backed Securities ............................           70,546               --        70,546              --
     Investment Company* ................................        1,264,990        1,264,990            --              --
                                                            --------------   --------------   -----------   -------------
     Total ..............................................   $    5,281,976   $    1,264,990   $ 4,016,986   $          --
                                                            ==============   ==============   ===========   =============

TCH FIXED INCOME FUND
ASSETS
     Corporate Notes and Bonds ..........................   $   37,475,095   $           --   $37,475,095   $          --
     U.S. Government and Agency Obligations .............       18,823,544               --    18,823,544              --
     Commercial Mortgage-Backed Securities ..............        1,212,011               --     1,212,011              --
     Asset-Backed Securities ............................        2,292,457               --     2,292,457              --
     Foreign Government Bond ............................          172,125               --       172,125              --
     Investment Company* ................................        1,113,213        1,113,213            --              --
                                                            --------------   --------------   -----------   -------------
     Total ..............................................   $   61,088,445   $    1,113,213   $59,975,232   $          --
                                                            ==============   ==============   ===========   =============

----------

* All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

Aston Funds

                                                                   JULY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at July 31, 2011 and therefore the Funds utilized the external pricing service model adjustments. As a result, securities still held at July 31, 2011 by the Barings International Fund and Neptune International Fund since the beginning of the period, were transferred from Level 1 into Level 2 with an end of period value of $33,447,547 and $953,038, respectively. The remaining Funds did not have any significant transfers in and out of Level 1 and Level 2 during the period.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2011:

                                                                                Common Stocks
                                                                                --------------
NEPTUNE INTERNATIONAL FUND

  Fair Value, beginning of period .........................................     $        7,610
  Purchases ...............................................................             13,411
  Sales ...................................................................            (20,588)
  Net realized gains (losses) .............................................               (318)
  Change in net unrealized appreciation (deprecation) .....................               (115)
                                                                                --------------
  Fair Value, end of period ...............................................     $           --
                                                                                ==============

  Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ...........................     $           --
                                                                                ==============
  Fair Value, beginning of period .........................................     $          513
  Purchases ...............................................................                788
  Sales ...................................................................             (1,274)
  Net realized gains (losses) .............................................                (19)
  Change in net unrealized appreciation (deprecation) .....................                 (8)
                                                                                --------------
  Fair Value, end of period ...............................................     $           --
                                                                                ==============
  Change in net unrealized appreciation (depreciation)
      on Level 3 holdings held at end of period ...........................     $           --
                                                                                ==============

NOTE (2) DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS: The following is a table summarizing the fair value of derivatives held at July 31, 2011 by primary risk exposure

                                               ASSET DERIVATIVE         LIABILITY DERIVATIVE
                                               INVESTMENTS VALUE         INVESTMENTS VALUE
                                             ----------------------   ------------------------
                                                           FOREIGN                   FOREIGN
                                              EQUITY      CURRENCY      EQUITY      CURRENCY
                                             CONTRACTS    CONTRACTS    CONTRACTS    CONTRACTS
                                             ----------   ---------   -----------   ----------
TAMRO Diversified Equity Fund                $  139,109   $      --   $        --   $       --
Neptune International Fund                           --         870            --      (21,141)
M.D. Sass Enhanced Equity Fund                2,112,280          --    (3,425,040)          --

NOTE (3) OPTIONS CONTRACTS: In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund's Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the TAMRO Diversified Equity Fund and M.D. Sass Enhanced Equity Fund. The fair value of purchased options in the TAMRO Diversified Equity Fund and M.D. Sass Enhanced Equity Fund is included in the Total Investments on the Schedule of Investments. The premiums

Aston Funds

                                                                   JULY 31, 2011

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED

received and the fair value of written equity options outstanding in the M.D. Sass Enhanced Equity Fund are included in a table on the Schedule of Investments. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity Fund and M.D. Sass Enhanced Equity Fund at July 31, 2011. For the nine months ended July 31, 2011, the average* volume of derivative activities are as follows:

                                  PURCHASED         WRITTEN
                                   OPTIONS          OPTIONS
FUNDS                              (COST)     (PREMIUMS RECEIVED)
------------------------------   ----------   -------------------
TAMRO Diversified Equity Fund    $  197,443   $                --
M.D. Sass Enhanced Equity Fund    1,063,528             3,177,705

----------

*     estimate based on quarter-end holdings

NOTE (4) SHORT SALES: In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk. Certain Funds may enter into short sales. When the Fund takes a short position, it sells a stock that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a "short squeeze" may occur. A "short squeeze" occurs when demand is greater than supply for the security sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss on, the short sale. The Fund's use of short sales may have a leveraging effect on the Fund's portfolio. As of and during the period ended July 31, 2011, the River Road Long/Short Fund held short sales. See the Schedule of Investments for open short positions at July 31, 2011.

NOTE (5) FORWARD FOREIGN CURRENCY CONTRACTS: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts ("forward contracts") for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund's investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of and during the period ended July 31, 2011, the Neptune International Fund held forward foreign currency contracts. See the Schedule of Investments for open forward foreign currency contracts at July 31, 2011. For the nine months ended July 31, 2011, the average (estimate based on quarterly holdings) volume of derivative activity was $218 of unrealized appreciation (depreciation) for long forward foreign currency contracts and $(7,770) of unrealized appreciation (depreciation) for short forward foreign currency contracts.

NOTE (6) For more information with regards to significant accounting policies, see the most recent semi annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Aston Funds

By (Signature and Title)*  /s/ Stuart D. Bilton
                           -----------------------------------------
                           Stuart D. Bilton, Chief Executive Officer
                           (principal executive officer)

Date     9/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Stuart D. Bilton
                           -----------------------------------------
                           Stuart D. Bilton, Chief Executive Officer
                           (principal executive officer)

Date     9/29/11

By (Signature and Title)*  /s/ Laura M. Curylo
                           -------------------------------
                           Laura M. Curylo, Treasurer and
                           Chief Financial Officer
                           (principal financial officer)

Date     9/29/11

---------
* Print the name and title of each signing officer under his or her signature.